As filed with the Securities and Exchange Commission on April 30, 2009

Securities Act of 1933 File No. 033-34411

Investment Company Act of 1940 File No. 811-06096

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 23	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 26

THE TORRAY FUND

(Exact Name of Registrant as Specified in Charter)

7501 Wisconsin Ave., Ste. 1100

Bethesda, Maryland 20814

(Address of Principal Executive Office) (Zip Code)

Registrant’s Telephone Number, including Area Code: (301) 493-4600

Robert E. Torray, President

The Torray Fund

7501 Wisconsin Ave., Ste. 1100, Bethesda, Maryland 20814

(Name and address of agent for service of process)

COPIES TO:

Patrick W.D. Turley, Esq.

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006-2401

It is proposed that this filing will become effective:

☐	immediately upon filing pursuant to paragraph (b)
☒	on May 1, 2009 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PROSPECTUS

May 1, 2009

The Torray Fund

The Torray Fund is a no-load mutual fund managed by

Torray LLC

Minimum Investment: $2,500

The Securities and Exchange Commission has not approved or

disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary

is a criminal offense.

ABOUT THE FUND

Investment Goals

The Torray Fund’s (the “Fund”) goals are to build investor wealth over extended periods and to minimize shareholder capital gains tax liability by limiting the realization of long and short-term gains.

There is no guarantee that these objectives will be achieved.

Principal Investment Strategy and Policies

Torray LLC’s (the “Manager”) strategy is to invest in high quality companies that have a record of increasing sales and earnings, and to hold them as long as their fundamentals remain intact. Capable management and sound finances are critical considerations in the selection process.

The primary focus is on business analysis. No attempt is made to forecast market trends or to time the Fund’s investments based on prevailing opinions about the market’s outlook. Ordinarily, 90% or more of the Fund’s assets will be invested in common stocks, preferred stocks, and securities convertible into common stocks with the balance held in fixed-income securities, U.S. Treasury securities or other cash equivalents. The Fund usually holds between 25 and 40 stocks. The Fund may invest in the securities of issuers of all sizes and market capitalizations. Positions in individual issuers will generally not exceed 8% of assets and positions in industry groupings will generally not exceed 25% of assets. When adverse market or economic conditions occur, the Fund may temporarily invest all or a portion of its total assets in defensive instruments, including money market instruments, cash and cash equivalents. When following a defensive strategy, the Fund will be less likely to achieve its investment objective.

The Manager recognizes that economic value lies in businesses, not stocks. History shows that the shares of companies that generate rising earnings appreciate over time, and it is in these companies the Fund seeks to invest. Quality companies with successful track records that have fallen from investor favor can be of interest if the Manager determines the cause or causes of investor disaffection are temporary and that the share prices fail to reflect the Manager’s assessment of their intrinsic value. However, companies with poor records or those that suffer reversals deemed likely to be permanent are avoided regardless of how “cheap” their shares may appear.

Investments are made when it is believed that a company’s long-term outlook is sound and the shares are fairly priced.

Investors in search of unrealistically high returns or quick profits, or to whom quarterly performance is important, should not invest in the Fund.

The Fund’s goals and investment strategy can be changed without shareholder approval.

MAIN RISKS

The Fund’s investors face the risk that the Manager’s business analyses prove faulty. The Fund’s portfolio is more concentrated than that of the typical mutual fund. If the fundamental prospects of a number of large holdings are misjudged, shareholders may suffer losses even during a time when the values of the general market and many other mutual funds are rising. Beyond that possibility, there is always a risk that money may be lost on investments in equity mutual funds, such as the Fund. This is so because stock prices fluctuate—sometimes widely—in response to many factors including, but not limited to, company-specific and industry-wide fundamentals, inflation, interest rates, investor psychology and so on. Investors that sell, whether through need or choice after prices have fallen, obviously, will realize less, and depending upon the original cost of their shares, may suffer a loss.

PERFORMANCE

Below is a bar chart and performance table that provide some indication of the risks of investing in the Fund. The bar chart illustrates how the Fund’s annual total returns have varied from year to year. The performance table provides the Fund’s average annual total returns both on a before-tax and an after-tax basis and compares the Fund’s performance against the performance of an unmanaged market index. These figures assume that all distributions were reinvested. It is important to remember that the Fund’s past performance (both before and after taxes) does not indicate how the Fund will perform in the future.

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During the period covered by this bar chart, the Fund’s highest return for a calendar quarter was 16.73% in the second quarter of 2003, and the lowest return for a calendar quarter was -23.30% in the fourth quarter of 2008.

Average Annual Total Returns

(For the periods ended December 31, 2008)

	1 Year	5 Years	10 Years	Since Inception December 31, 1990
The Torray Fund
Return Before Taxes	-37.39%	-5.07%	0.01%	8.79%
Return After Taxes on Distributions[1]	-37.87%	-6.07%	-0.94%	7.79%
Return After Taxes on Distributions and Sale of Fund Shares[1]	-23.32%[2]	-3.84%[2]	0.07%[2]	7.72%[2]

S&P 500 Stock Index[3] (reflects no deduction for fees, expenses, or taxes)	-37.00%	-2.19%	-1.38%	7.93%

[1]

After-tax returns are calculated using the historically highest individual federal marginal income tax rates (which for these purposes is 35% for the 1 year return) and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

[2]

The “Return After Taxes on Distributions and Sale of Fund Shares” is higher than the “Return Before Taxes” and/or the “Return After Taxes on Distributions” because of realized losses that would have been sustained upon the sale of fund shares immediately after the relevant periods. The calculation assumes that an investor holds the shares in a taxable account, is in the actual historical highest individual federal marginal income tax bracket for each year and would have been able to immediately utilize the full realized loss to reduce his or her federal tax liability. However, actual individual tax results may vary and investors should consult their tax advisers regarding their personal tax situations. In particular, an actual individual investor may have difficulty realizing tax benefits from a loss on sale of fund shares that equal the amounts assumed in the above hypothetical calculation of “Return After Taxes on Distributions and Sale of Fund Shares” for the 1 Year period. For individual taxpayers, capital losses can only be used to offset capital gains aside from a limited amount ($1,500 or $3,000 per year, depending on an individual’s filing status) of net capital loss that can be used to offset ordinary income. Thus, for an actual individual investor, a substantial portion of the short-term capital losses assumed in the above hypothetical calculation might actually be absorbed as an offset to the investor’s long-term capital gains, resulting in a substantially lower effective rate of tax savings, or a substantial portion of the tax benefits from any such losses might be deferred for a number of years or never realized at all, if the investor’s capital losses from this and other investments exceed the investor’s capital gains.

[3]

The S&P 500 Stock Index measures the performance of 500 large-capitalization U.S. companies. This Index is unmanaged and does not reflect the deduction of taxes or management fees and other expenses typically incurred by mutual funds. Investors can only invest in the index by purchasing index mutual funds. These funds do charge management fees and incur other expenses. Investors in taxable accounts who buy an index fund and subsequently sell it for a profit will be subject to a similar tax liability and consequent reduction in after-tax return as that indicated in the example of the Fund’s after-tax return illustrated above.

FUND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Transaction Fees (fees paid directly from your investment)	None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Management Fees	1.00%
Other Expenses*	0.13%

Total Annual Fund Operating Expenses	1.13%

* The “Other Expenses” in the table are based upon expenses incurred during the Fund’s most recently completed fiscal year ended December 31, 2008 and are expressed as a percentage of the Fund’s average net assets during that period. The Fund’s annual operating expenses will vary from year to year as a result of changes in the level of assets in the Fund. Market volatility and other factors may cause the expense ratio for the Fund’s current fiscal year to be higher or lower than the expense information presented.

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Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This example assumes a $10,000 investment, a 5% return each year, reinvestment of all dividends and distributions and Fund expenses that remain the same each year. This example should not be considered to represent actual expenses or performance. They are not representations of past or future performance or expenses. Your actual costs and returns may be higher or lower.

1 Year	3 Years	5 Years	10 Years
$115	$359	$622	$1,375

FUND MANAGEMENT

The Fund’s investment manager is Torray LLC, 7501 Wisconsin Avenue, Suite 1100, Bethesda, Maryland 20814. Robert E. Torray is the Founder and Chairman of the Manager. Mr. Torray was also President of The Torray Corporation, founded in 1990, the Fund’s prior manager and the Chairman of Robert E. Torray & Co. Inc., a manager of large institutional portfolios that he founded May 1, 1972, each such entity having been succeeded to by the Manager. Fred M. Fialco and Shawn M. Hendon serve as co-managers of the Fund along with Mr. Torray and they share in the day-to-day management of the Fund’s investment portfolio. Mr. Fialco has been with the Manager since 1997 and he has been involved with all aspects of research and portfolio management. Mr. Hendon has been with the Manager since 2008 and he has been involved in investment management for over 25 years. From 2004 through 2008, he served as principal of Rockledge Partners, LLC, an equity investment firm in Bethesda, Maryland. Prior to co-founding Rockledge Partners, LLC in 2004, Mr. Hendon was a Managing Director for Portfolio Management at Lockheed Martin Corporation and its predecessors. Additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of securities in the Fund is available in the Fund’s Statement of Additional Information.

Subject to the oversight of the Board of Trustees of the Fund, the Manager provides investment advice and portfolio management services and oversees the administration of the Fund. The Manager received 1.00% of the Fund’s average daily net assets as compensation for these services for the fiscal year ended December 31, 2008. A discussion regarding the basis for the Board of Trustees approving the investment advisory contract of the Fund is available in the Fund’s Annual Report to Shareholders for the year ended December 31, 2008.

Prior Performance of the Manager’s Comparable Accounts

The table below sets forth data relating to the historical performance of (i) The Torray Institutional Fund, a no-load mutual fund advised and managed by the Manager which has substantially similar investment objectives, policies and strategies as the Fund and (ii) Torray LLC separate investment advisory accounts managed at all times under the supervision of Robert E. Torray, Chairman of the Manager, and other principals of the Manager, since May 1, 1972 and which have substantially similar investment objectives, policies and strategies as the Fund. These are the only two accounts other than the Fund that are managed in this investment strategy by the Manager and its principals.

The investment results presented below are not those of the Fund and are not intended to predict or suggest returns that might be experienced by the Fund or an individual investor having an interest in the Fund. These total return figures represent past performance and do not indicate future results, which will vary.

Average Annual Total Returns through December 31, 2008

	Past One Year	Past Five Years	Since June 30, 2001(4)	Past Ten Years	Past Thirty Six Years
The Torray Institutional Fund(1)	-36.24%	-5.68%	-2.07%	n/a	n/a
Torray LLC Equity Separate Accounts(2)	-29.31%	-2.68%	0.03%	2.01%	11.80%
S&P 500 Stock Index(3)	-37.00%	-2.19%	-2.18%	-1.38%	9.10%

(1)	The performance information for The Torray Institutional Fund reflects its actual fees and expenses which totaled 0.85% for its fiscal year ended December 31, 2008.

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(2)	The performance information for the Separate Accounts is the gross total return as adjusted to reflect all applicable account fees including the highest advisory fee charged to the Manager’s private advisory accounts. The accounts in the Composite were not subject to the requirements of the Investment Company Act of 1940, as amended, or Subchapter M of the Internal Revenue Code, which, if imposed, could have affected their performance.
(3)	The S&P 500 Stock Index measures the performance of 500 large-capitalization U.S. companies. This Index is unmanaged and does not reflect the fees and expenses typically incurred by mutual funds. Results include reinvested dividends.
(4)	Inception date of The Torray Institutional Fund.

PURCHASING AND REDEEMING SHARES

Pricing Fund Shares

Orders to buy or redeem shares that are received in good order prior to the close of the Fund (generally 4:00 P.M. Eastern time) will be processed at the net asset value calculated that day. Net asset value per share (“NAV”) is calculated by dividing the Fund’s net assets by the number of shares outstanding after the New York Stock Exchange (“NYSE”) closes for the day.

The Fund uses market quotes that are readily available to value its securities. In cases where quotes are not readily available, such as with respect to restricted securities, private placements or other types of illiquid securities, the securities will be valued using fair value guidelines approved by the Fund’s Board of Trustees.

How To Buy Shares

You may buy shares of the Fund on a no-load basis on any day that the NYSE is open.

The minimum initial purchase is $2,500. You should send your check payable to “The Torray Fund” with a completed account application to the Fund’s transfer agent:

Regular Mail Address	Courier Address
The Torray Fund	The Torray Fund
c/o PNC Global Investment Servicing (U.S.) Inc.	c/o PNC Global Investment Servicing (U.S.) Inc.
P.O. Box 9803	101 Sabin Street
Providence, RI 02940-8003	Pawtucket, RI 02860-1427

Additional purchases can be made for $500 or more and should be sent to the applicable address above. Please remember to include your account number on your check.

You, your spouse, or your children may open a related account for an initial investment of $2,000 if your current account meets the minimum initial investment amount of $2,500. A related account can be a joint account with your spouse or children or a retirement account such as an IRA.

When you open a related account you may be asked to present additional documents as proof of the relationship in addition to an account application. You will also be asked to provide your existing account number and taxpayer identification number. You should use caution when giving these numbers to another person because that person may be able to gain access to your account or other confidential financial information.

You may purchase shares of the Fund through an intermediary, such as an investment representative or a broker-dealer, who may charge additional fees and may require higher minimum investments or impose other limitations on buying and selling shares. If you purchase shares through an intermediary, that party is responsible for transmitting orders by close of business and may have an earlier cut-off time for purchase and sale requests. Purchase and redemption orders placed through an intermediary will be deemed to have been received and accepted by the Fund when the intermediary accepts the order. Customer orders will be priced at the Fund’s NAV next computed after they are accepted by an authorized broker or the broker’s authorized designee. Intermediaries may also designate other intermediaries to accept purchase and redemption orders on the Fund’s behalf. Consult your investment representative for specific information.

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Wire Instructions

In order to make a same day wire investment via Federal Wire, please call your bank with the instructions to transmit the funds as noted below. Please also note that an account must already be established to make a wire purchase.

PNC Bank, Philadelphia, PA

ABA#: 031000053

FFC: Account Number: 86-1559-7284

Attn: The Torray Fund

[Your institution’s name]

[Your account number]

Please make note that your bank may charge a wire fee.

Automatic Investment Plan

Once an account has been opened, you can make additional purchases of shares automatically through the Automatic Investment Plan either monthly or quarterly via Automated Clearing House (“ACH”). The minimum automatic investment is $500 and you have the option of choosing the 10th , 15th or 20th day of the month or quarter as the transaction date. You may arrange for participation in the Automatic Investment Plan by completing the automatic investment plan section on the Account Application or by calling 1-800-626-9769.

How to Redeem Shares

You may redeem your shares either in writing or by telephone if you elected the telephone redemption privilege on your application. You should submit your written redemption request directly to:

Regular Mail Address	Courier Address
The Torray Fund	The Torray Fund
c/o PNC Global Investment Servicing (U.S.) Inc.	c/o PNC Global Investment Servicing (U.S.) Inc.
P.O. Box 9803	101 Sabin Street
Providence, RI 02940-8003	Pawtucket, RI 02860-1427

If your account is held in the name of a corporation, as a fiduciary or agent, or as a surviving joint owner, you may be required to provide additional documents with your redemption request.

If your address of record has changed within the last 30 days of receipt of your redemption request, you will be required to obtain a medallion signature guarantee (see “Redemptions (including all IRA transfers) Sent to an Address Other Than the Address of Record” for more information on medallion signature guarantees).

The Fund and the transfer agent reserve the right to refuse any telephone transaction when they are unable to confirm to their satisfaction that a caller is the account owner or a person authorized by the account owner. Neither the Fund nor any of its service contractors will be liable for any loss or expense in acting upon telephone instructions that are reasonably believed to be genuine. The telephone transaction privilege may be suspended, limited, modified or terminated at any time without prior notice by the Fund or PNC Global Investment Servicing (U.S.) Inc.

To redeem by telephone you can call 1-800-626-9769.

Please remember that all redemption requests must include your name and account number. The Fund may take up to seven days to pay redemption proceeds. If you redeem by wire transfer, the Fund’s transfer agent charges a fee (currently $10) for each wire redemption. If you are redeeming shares that were recently purchased by check, the proceeds may be delayed until the check for purchase clears; this may take up to 15 business days from the date of purchase.

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Redemption in Kind

It is currently the Fund’s policy to pay all redemptions in cash. The Fund retains the right, however, to alter this policy to provide for redemptions in whole or in part by a distribution in-kind of securities held by the Fund in lieu of cash. Shareholders may incur brokerage charges on the sale of any such securities so received in payment of redemptions.

Systematic Withdrawal Plan

You can also redeem shares automatically on a monthly, quarterly, semi-annual or annual basis via a Systematic Withdrawal Plan (“SWP”). To establish a SWP, an account must have a current market value of at least $2,500 or more and must have dividends reinvested. The minimum amount of the systematic withdrawal is $250. The systematic withdrawals can be sent by check to the address of record or to your bank via ACH provided the bank is an online member of ACH. Any check or ACH withdrawal will be sent the business day following the redemption date. You may establish this plan by completing the appropriate section on the Account Application or by calling 1-800-626-9769.

Redemptions (including all IRA transfers) Sent to an Address Other Than the Address of Record

For your protection, we will require an acceptable medallion signature guarantee (see below) for all fund redemptions that are sent to a different address than the address of record. This includes all IRA transfers. Redemption requests bearing a non-medallion signature guarantee will be returned to you in accordance with the transfer agent’s rejection procedures. This could significantly delay your redemption request as it will be returned to you via first class mail. The Fund will not be responsible for delays of this nature.

An acceptable medallion signature guarantee can be obtained from a domestic bank or trust company, broker/dealer, clearing agency, savings association, or other financial institution which is participating in any of the following three medallion programs: Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP), and New York Stock Exchange, Inc. Medallion Signature Program (NYSE MSP). Signature guarantees from financial institutions which are not participating in one of these required programs will not be accepted.

Additional Purchase and Redemption Information

The Fund reserves the following rights as they relate to purchases and redemptions:

•

To redeem your shares if your account balance falls below $2,500 as a result of redemptions and not market performance. You will receive 30 days notice to increase the value of your account to $2,500 before the account is closed.

•	To refuse any purchase order.

•	To refuse third-party checks, starter checks or cash equivalents for purchases of shares.

•	To change or waive the Fund’s investment minimums.

•	To suspend the right to redeem and delay redemption proceeds during times when trading on the NYSE is restricted or halted, or otherwise as permitted by the SEC.

•	To require additional documentation or a medallion signature guarantee on any redemption request.

Shareholders should be aware that purchase and redemption requests mailed to the Fund’s Maryland address will not be processed until they are received by the Fund’s transfer agent (generally the next business day) at the address noted under “How to Buy Shares”. You can avoid delays by mailing requests for purchases and redemptions directly to the Fund’s transfer agent.

Frequent Trading Policy

The Fund is intended for long-term investors and not for those who wish to trade frequently in Fund shares. Frequent trading into and out of the Fund can have adverse consequences for the Fund and for long-term shareholders in the Fund. The Fund believes that frequent or excessive short-term trading activity by shareholders of the Fund may be detrimental to long-term

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shareholders because those activities may, among other things: (a) dilute the value of shares held by long-term shareholders; (b) cause the Fund to maintain larger cash positions than would otherwise be necessary; (c) increase brokerage commissions and related costs and expenses, and (d) incur additional tax liability. The Fund therefore discourages frequent purchases and redemptions by shareholders and it does not make any effort to accommodate this practice. To protect against such activity, the Board of Trustees has adopted policies and procedures that are intended to permit the Fund to curtail frequent or excessive short-term trading by shareholders. At the present time the Fund does not impose limits on the frequency of purchases and redemptions, nor does it limit the number of exchanges into the Fund. The Fund reserves the right, however, to impose certain limitations at any time with respect to trading in shares of the Fund, including suspending or terminating trading privileges in Fund shares, for any investor whom it believes has a history of abusive trading or whose trading, in the judgment of the Fund, has been or may be disruptive to the Fund. It may not be feasible for the Fund to prevent or detect every potential instance of abusive or excessive short-term trading.

Customer Identification Information

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person that opens a new account, and to determine whether such person’s name appears on government lists of known or suspected terrorists and terrorist organizations.

As a result, the Fund must obtain the following information for each person that opens a new account:

•	Name;

•	Date of birth (for individuals);

•	Residential or business street address (although post office boxes are still permitted for mailing); and

•	Social security number, taxpayer identification number, or other identifying number.

You may also be asked for a copy of your driver’s license, passport or other identifying document in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities.

Federal law prohibits the Fund and other financial institutions from opening a new account unless they receive the minimum identifying information listed above. After an account is opened, the Fund may restrict your ability to purchase additional shares until your identity is verified. The Fund may close your account or take other appropriate action if it is unable to verify your identity within a reasonable time. If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed.

ACCOUNT STATEMENTS

The Fund provides you with:

•	a confirmation statement after each transaction;

•	an account statement reflecting your transactions for the calendar quarter;

•	an account statement reflecting your annual transactions; and

•	by February 15 of each year, certain tax information which is also filed with the Internal Revenue Service.

The Fund provides the above shareholder services without charge, but may charge for special services such as requests for historical transcripts of accounts. Also, you may view your quarterly and annual statements on the Fund’s website at www.torray.com.

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DISCLOSURE OF FUND PORTFOLIO HOLDINGS

A complete list of the Fund’s portfolio holdings is publicly available on a quarterly basis through applicable filings made with the SEC on Forms N-CSR and N-Q. Additional information is also available on the Fund’s website at www.torray.com. A description of the Fund’s policies and procedures with respect to the disclosure of its portfolio securities is provided in the Statement of Additional Information.

TAXES AND DISTRIBUTIONS

The Fund declares and pays dividends quarterly and net capital gains at least annually. All distributions will be invested in shares of the Fund unless you elect on your account application to receive distributions in cash. You can elect to cancel cash payments by notifying the Fund’s transfer agent, in writing, prior to the date of distribution. Your choice will be effective for distributions paid after the Fund receives your written notice.

Currently effective tax legislation generally provides for a maximum tax rate for individual taxpayers of 15% on long-term gains from sales and from certain qualifying dividends on corporate stock. These rates are currently scheduled to increase after 2010. These rate reductions do not apply to corporate taxpayers. Distributions of earnings from dividends paid by certain “qualified foreign corporations” can also qualify for the lower tax rates on qualifying dividends. A shareholder will also have to satisfy a more than 60 day holding period with respect to any distributions of qualifying dividends in order to obtain the benefit of the lower tax rate. Distributions of earnings from non-qualifying dividends, interest income, other types of ordinary income and short-term capital gains will be taxed at the ordinary income tax rate applicable to the taxpayer.

The Fund will distribute substantially all of its investment income and capital gains, if any. The dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. Capital gains distributions may be taxable at different rates depending on the length of time the Fund holds its securities. Short-term capital gains are taxed as ordinary income. The Manager’s buy and hold strategy may act to limit the realization of short-term gains, and defer the realization of long-term gains. Each redemption of Fund shares is a taxable event. You should consult a tax advisor regarding your investment in the Fund.

PAYMENTS TO THIRD PARTIES BY THE MANAGER

The Manager may, out of its own resources, and without additional direct cost to the Fund or its shareholders, provide compensation to certain financial intermediaries, such as broker-dealers and financial advisers, in connection with sales of shares of the Fund. This compensation is generally made to those intermediaries that provide shareholder servicing, marketing support, broker education, and/or access to sales meetings, sales representatives and management representatives of the intermediary. Compensation may also be paid to intermediaries for inclusion of the Fund on a sales list, including a preferred or select sales list, in other sales programs or as an expense reimbursement in cases where the intermediary provides shareholder services to Fund shareholders.

Please be aware that the Fund may use brokers who sell shares of the Fund to effect portfolio transactions. The Fund does not consider the sale of Fund shares as a factor when selecting brokers to effect portfolio transactions. The Fund has adopted procedures which address these matters. You should note that if one mutual fund sponsor makes greater distribution assistance payments than another, your broker or financial adviser and his or her firm may have an incentive to recommend one fund complex over another.

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FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund’s financial performance for the past five years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information has been audited by Briggs, Bunting & Dougherty, LLP, whose report, along with the Fund’s financial statements are incorporated by reference into the Statement of Additional Information, which is available upon request.

	Year ended 12/31/08	Year ended 12/31/07	Year ended 12/31/06	Year ended 12/31/05	Year ended 12/31/04
PER SHARE DATA
Net Asset Value, Beginning of Year	$36.440	$41.570	$39.020	$41.080	$39.980

Income/(loss) from investment operations:
Net investment income	0.243 (2)	0.152	0.073	0.133	0.165
Net gains (losses) on securities (both realized and unrealized)	(13.464)	(0.443)	5.176	0.653	2.523

Total from Investment Operations	(13.221)	(0.291)	5.249	0.786	2.688

Less: distributions
Dividends (from net investment income)	(0.303)	(0.121)	(0.087)	(0.133)	(0.165)
Distributions (from capital gains)	(1.242)	(4.718)	(2.612)	(2.713)	(1.423)
Distributions (from return of capital)	(0.034)	—	—	—	—
Total distributions	(1.579)	(4.839)	(2.699)	(2.846)	(1.588)

Net Asset Value, End of Year	$21.640	$36.440	$41.570	$39.020	$41.080

TOTAL RETURN(1)	(37.39)%	(0.80)%	13.74%	2.08%	6.90%
RATIOS/ SUPPLEMENTAL DATA

Net assets, end of year (000’s omitted)	$353,445	$1,000,344	$1,198,919	$1,329,951	$1,734,500
Ratio of expenses to average net assets	1.13%	1.09%	1.10%	1.07%	1.08%
Ratio of net investment income to average net assets	0.80%	0.36%	0.18%	0.34%	0.41%
Portfolio turnover rate	28.13%	50.47%	21.92%	33.16%	27.12%

(1)	Past performance is not predictive of future performance.
(2)	Calculated based on the average amount of shares outstanding during the year.

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Not Part of Prospectus

PRIVACY POLICY

Commitment to Consumer Privacy

Torray is committed to handling client and investor information responsibly. We recognize and value the expectation that all personal data will be kept private. We believe that one of our fundamental obligations is to treat each client and investor account with the utmost confidentiality.

This privacy policy only applies to clients and investors who are natural persons.

Collection of Consumer Information

Torray collects and retains personal information only when it is allowed by law and when we reasonably believe it would be useful to better serve our clients and investors. We collect nonpublic information from:

•	Account applications and other forms that you submit to Torray;

•	Correspondence, written or electronic, and/or telephone contacts with us;

•	The transaction history of client and investor account(s) with Torray;

•	Information made available from a third party (i.e. IRA transfer applications).

Non-public personal information that we collect includes, but is not limited to:

•	Client names, addresses, and telephone numbers; and

•	Social security numbers and/or tax identification numbers.

Disclosure of Consumer Information

We do not disclose a client or investor’s information to anyone, except regulatory agencies, companies that are or would be service providers and/or tax authorities as required by law. Torray employees may not disclose any nonpublic personal information about its clients or former clients to anyone other than appropriate regulatory authorities, Torray’s attorneys, accountants, administrators, auditors or another Torray employee without the authorization of the CCO. All disclosure of such nonpublic personal information should be limited to the extent necessary or appropriate.

Security of Consumer Information

We restrict access of client and investors’ records to those employees and service providers who are involved in administering these accounts. Torray upholds policies and procedures designed to assure only authorized entrance to and use of investor information. We consistently maintain physical, electronic and procedural safeguards that comply with federal standards to protect the information that clients and investors have given to us, including password-protected access. These safeguards are reviewed, no less frequently than annually, by the CCO.

All employees should take precautions to prevent unauthorized individuals from inadvertently or deliberately gaining access to nonpublic personal information or other confidential information relating to our clients or Fund investors. Also, we require our service providers to maintain policies, procedures and safeguards designed to secure our clients’ and investors’ information.

Application of Policy

Our privacy policy applies only to clients and Fund investors who have a direct customer relationship with us. If an investor owns Fund shares through a relationship with a third-party broker, bank, investment adviser, or other financial service provider, such third party’s privacy policies may apply to that investor while our privacy policies may not.

Privacy Policy Notice

Torray is required to furnish this policy to clients and investors initially before they become clients and annually thereafter. Torray also will provide a renewed privacy policy if the privacy policy undergoes changes.

INVESTMENT ADVISOR

Torray LLC

7501 Wisconsin Avenue, Suite 1100

Bethesda, MD 20814

LEGAL COUNSEL

Dechert LLP

1775 I Street, N.W.

Washington, DC 20006

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Briggs, Bunting & Dougherty, LLP

1835 Market St., 26th Floor

Philadelphia, PA 19103

TRANSFER AGENT

PNC Global Investment Servicing (U.S.) Inc.

760 Moore Road

King of Prussia, PA 19406-1212

UNDERWRITER

PFPC Distributors, Inc.

760 Moore Road

King of Prussia, PA 19406

HOW TO OBTAIN MORE INFORMATION

The Statement of Additional Information (SAI) contains additional information about the Fund including a more detailed discussion of its investment policies and the risks associated with various investments. The SAI is incorporated by reference into this prospectus. This means that the SAI is legally a part of the prospectus.

Additional information about the Fund’s investments is available in the Fund’s Annual and Semi-annual Reports to Shareholders. In the Fund’s Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

You may obtain a copy of the SAI or Reports to Shareholders by request and without charge by contacting the Fund at 1-800-443-3036, in writing to Torray LLC, 7501 Wisconsin Avenue, Suite 1100, Bethesda, Maryland 20814 or on the Fund’s website at www.torray.com.

Information about the Fund (including the SAI) can be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C., or from the EDGAR Database on the SEC’s website (http://www.sec.gov). Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-551-8090. Copies of this information may be obtained upon payment of a duplicating fee by writing to: Securities and Exchange Commission, Public Reference Section, Washington, D.C. 20549-0102. You also may obtain this information upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov.

The Torray Fund - 811-06096

The

TORRAY

FUND

PROSPECTUS

May 1, 2009

PROSPECTUS

May 1, 2009

The Torray Institutional Fund

The Torray Institutional Fund is a no-load mutual fund managed by

Torray LLC

Minimum Investment: $5 million

The Securities and Exchange Commission has not approved or

disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary

is a criminal offense.

ABOUT THE FUND

Investment Goal

The Torray Institutional Fund’s (the “Fund”) goal is to build investor wealth over extended periods. Since the vast majority of its shareholders are tax-exempt organizations, the Fund, despite its emphasis on a buy and hold approach, may, for various reasons, elect to realize both short and long-term gains without regard to their potential impact on taxable investors.

There is no guarantee that this objective will be achieved.

Principal Investment Strategy and Policies

Torray LLC’s (the “Manager”) strategy is to invest in high quality companies that have a record of increasing sales and earnings, and to hold them as long as their fundamentals remain intact. Capable management and sound finances are critical considerations in the selection process.

The primary focus is on business analysis. No attempt is made to forecast market trends or to time the Fund’s investments based on prevailing opinions about the market’s outlook. Ordinarily, 90% or more of the Fund’s assets will be invested in common stocks, preferred stocks, and securities convertible into common stocks with the balance held in fixed-income securities, U.S. Treasury securities or other cash equivalents. The Fund usually holds between 25 and 40 stocks. The Fund may invest in the securities of issuers of all sizes and market capitalizations. Positions in individual issuers will generally not exceed 8% of assets and positions in industry groupings will generally not exceed 25% of assets. When adverse market or economic conditions occur, the Fund may temporarily invest all or a portion of its total assets in defensive instruments, including money market instruments, cash and cash equivalents. When following a defensive strategy, the Fund will be less likely to achieve its investment objective.

The Manager recognizes that economic value lies in businesses, not stocks. History shows that the shares of companies that generate rising earnings appreciate over time, and it is in these companies the Fund seeks to invest. Quality companies with successful track records that have fallen from investor favor can be of interest if the Manager determines the cause or causes of investor disaffection are temporary and that the share prices fail to reflect the Manager’s assessment of their intrinsic value. However, companies with poor records or those that suffer reversals deemed likely to be permanent are avoided regardless of how “cheap” their shares may appear.

Investments are made when it is believed that a company’s long-term outlook is sound and the shares are fairly priced.

Investors in search of unrealistically high returns or quick profits, or to whom quarterly performance is important, should not invest in the Fund.

The Fund’s goal and investment strategy can be changed without shareholder approval.

MAIN RISKS

The Fund’s investors face the risk that the Manager’s business analyses prove faulty. The Fund’s portfolio is more concentrated than that of the typical mutual fund. If the fundamental prospects of a number of large holdings are misjudged, shareholders may suffer losses even during a time when the values of the general market and many other mutual funds are rising. Beyond that possibility, there is always a risk that money may be lost on investments in equity mutual funds, such as the Fund. This is so because stock prices fluctuate—sometimes widely—in response to many factors including, but not limited to, company-specific and industry-wide fundamentals, inflation, interest rates, investor psychology and so on. Investors that sell, whether through need or choice after prices have fallen, obviously, will realize less, and depending upon the original cost of their shares, may suffer a loss.

PERFORMANCE

Below is a bar chart and performance table that provide some indication of the risks of investing in the Fund. The bar chart illustrates how the Fund’s annual total returns have varied from year to year. The performance table provides the Fund’s average annual total returns both on a before-tax and an after-tax basis and compares the Fund’s performance against the performance of an unmanaged market index. These figures assume that all distributions were reinvested. It is important to remember that the Fund’s past performance (both before and after taxes) does not indicate how the Fund will perform in the future.

During the period covered by this bar chart, the Fund’s highest return for a calendar quarter was 16.63% in the second quarter of 2003, and the lowest return for a calendar quarter was -22.08% in the fourth quarter of 2008.

Average Annual Total Returns

(For the periods ended December 31, 2008)

	1 Year	5 Years	Since Inception June 30, 2001
The Torray Institutional Fund
Return Before Taxes	-36.24%	-5.68%	-2.07%
Return After Taxes on Distributions[1]	-36.84%	-7.20%	-3.26%
Return After Taxes on Distributions and Sale of Fund Shares[1]	-23.01%[2]	-4.32%[2]	-1.50%[2]

S&P 500 Stock Index[3] (reflects no deduction for fees, expenses, or taxes)	-37.00%	-2.19%	-2.18%

[1]

After-tax returns are calculated using the historically highest individual federal marginal income tax rates (which for these purposes is 35% for the 1 year return) and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

[2]

The “Return After Taxes on Distributions and Sale of Fund Shares” is higher than the “Return Before Taxes” and/or the “Return After Taxes on Distributions” because of realized losses that would have been sustained upon the sale of fund shares immediately after the relevant periods. The calculation assumes that an investor holds the shares in a taxable account, is in the actual historical highest individual federal marginal income tax bracket for each year and would have been able to immediately utilize the full realized loss to reduce his or her federal tax liability. However, actual individual tax results may vary and investors should consult their tax advisers regarding their personal tax situations. In particular, an actual individual investor may have difficulty realizing tax benefits from a loss on sale of fund shares that equal the amounts assumed in the above hypothetical calculation of “Return After Taxes on Distributions and Sale of Fund Shares” for the 1 Year period. For individual taxpayers, capital losses can only be used to offset capital gains aside from a limited amount ($1,500 or $3,000 per year, depending on an individual’s filing status) of net capital loss that can be used to offset ordinary income. Thus, for an actual individual investor, a substantial portion of the short-term capital losses assumed in the above hypothetical calculation might actually be absorbed as an offset to the investor’s long-term capital gains, resulting in a substantially lower effective rate of tax savings, or a substantial portion of the tax benefits from any such losses might be deferred for a number of years or never realized at all, if the investor’s capital losses from this and other investments exceed the investor’s capital gains.

[3]

The S&P 500 Stock Index measures the performance of 500 large-capitalization U.S. companies. This Index is unmanaged and does not reflect the deduction of taxes or management fees and other expenses typically incurred by mutual funds. Investors can only invest in the index by purchasing index mutual funds. These funds do charge management fees and incur other expenses. Investors in taxable accounts who buy an index fund and subsequently sell it for a profit will be subject to a similar tax liability and consequent reduction in after-tax return as that indicated in the example of the Fund’s after-tax return illustrated above.

2

FUND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Transaction Fees (fees paid directly from your investment)	None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Management Fee*	0.85%

Total Annual Fund Operating Expenses	0.85%

*	The Fund pays the Manager a single comprehensive management fee which covers all operating expenses of the Fund including the investment advisory and management services provided by the Manager as well as all miscellaneous costs incurred in connection with the ongoing operation of the Fund, including transfer agency, custody, professional and registration fees.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This example assumes a $5,000,000 investment, a 5% return each year, reinvestment of all dividends and distributions and Fund expenses that remain the same each year. This example should not be considered to represent actual expenses or performance. They are not representations of past or future performance or expenses. Your actual costs and returns may be higher or lower.

1 Year	3 Years	5 Years	10 Years
$43,382	$135,621	$235,676	$524,485

FUND MANAGEMENT

The Fund’s investment manager is Torray LLC, 7501 Wisconsin Avenue, Suite 1100, Bethesda, Maryland 20814. Robert E. Torray is the Founder and Chairman of the Manager. Mr. Torray was also President of The Torray Corporation, founded in 1990, the Fund’s prior manager and the Chairman of Robert E. Torray & Co. Inc., a manager of large institutional portfolios that he founded May 1, 1972, each such entity having been succeeded to by the Manager. Fred M. Fialco and Shawn M. Hendon serve as co-managers of the Fund along with Mr. Torray and they share in the day-to-day management of the Fund’s investment portfolio. Mr. Fialco has been with the Manager since 1997 and he has been involved with all aspects of research and portfolio management. Mr. Hendon has been with the Manager since 2008 and he has been involved in investment management for over 25 years. From 2004 through 2008, he served as principal of Rockledge Partners, LLC, an equity investment firm in Bethesda, Maryland. Prior to co-founding Rockledge Partners, LLC in 2004, Mr. Hendon was a Managing Director for Portfolio Management at Lockheed Martin Corporation and its predecessors. Additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of securities in the Fund is available in the Fund’s Statement of Additional Information.

Subject to the oversight of the Board of Trustees of the Fund, the Manager provides investment advice and portfolio management services and oversees the administration of the Fund. The Manager received 0.85% of the Fund’s average daily net assets as compensation for these services for the fiscal year ended December 31, 2008. A discussion regarding the basis for the Board of Trustees approving the investment advisory contract of the Fund is available in the Fund’s Annual Report to Shareholders for the year ended December 31, 2008.

Prior Performance of the Manager’s Comparable Accounts

The table below sets forth data relating to the historical performance of (i) The Torray Fund, a no-load mutual fund advised and managed by the Manager which has substantially similar investment objectives, policies and strategies as the Fund and (ii) Torray LLC separate investment advisory accounts managed at all times under the supervision of Robert E. Torray, Chairman of the Manager, and other principals of the Manager, since May 1, 1972 and which have substantially similar investment objectives, policies and strategies as the Fund. These are the only two accounts other than the Fund that are managed in this investment strategy by the Manager and its principals.

3

The investment results presented below are not those of the Fund and are not intended to predict or suggest returns that might be experienced by the Fund or an individual investor having an interest in the Fund. These total return figures represent past performance and do not indicate future results, which will vary.

Average Annual Total Return through December 31, 2008

	Past One Year	Past Five Years	Past Ten Years	Past Thirty-Six Years
The Torray Fund(1)	-37.39%	-5.07%	0.01%	n/a
Torray LLC Equity Separate Accounts(2)	-29.31%	-2.68%	2.01%	11.80%
S&P 500 Stock Index(3)	-37.00%	-2.19%	-1.38%	9.10%

(1)	The performance information for The Torray Fund reflects its actual fees and expenses which totaled 1.13% for its fiscal year ended December 31, 2008.
(2)	The performance information for the Separate Accounts is the gross total return as adjusted to reflect all applicable account fees including the highest advisory fee charged to the Manager’s private advisory accounts. The accounts in the Composite were not subject to the requirements of the Investment Company Act of 1940, as amended, or Subchapter M of the Internal Revenue Code, which, if imposed, could have affected their performance.
(3)	The S&P 500 Stock Index measures the performance of 500 large-capitalization U.S. companies. This Index is unmanaged and does not reflect the fees and expenses typically incurred by mutual funds. Results include reinvested dividends.

PURCHASING AND REDEEMING SHARES

Pricing Fund Shares

Orders to buy or redeem shares that are received in good order prior to the close of the Fund (generally 4:00 PM Eastern time) will be processed at the net asset value next determined. Net asset value per share (“NAV”) is calculated by dividing the Fund’s net assets by the number of shares outstanding after the New York Stock Exchange (“NYSE”) closes for the day.

The Fund uses market quotes that are readily available to value its securities. In cases where quotes are not readily available, such as with respect to restricted securities, private placements or other types of illiquid securities, the securities will be valued using fair value guidelines approved by the Fund’s Board of Trustees.

How To Buy Shares

You may buy shares of the Fund on a no-load basis on any day that the NYSE is open.

The minimum initial purchase is $5,000,000. You should send your check payable to “The Torray Institutional Fund” with a completed account application to the Fund’s transfer agent:

Regular Mail Address	Courier Address
The Torray Institutional Fund	The Torray Institutional Fund
c/o PNC Global Investment Servicing (U.S.) Inc.	c/o PNC Global Investment Servicing (U.S.) Inc.
P.O. Box 9803	101 Sabin Street
Providence, RI 02940-8003	Pawtucket, RI 02860-1427

Additional purchases should be sent to the applicable address above. Please remember to include your account number on your check.

You may purchase shares of the Fund through an intermediary, such as an investment representative or a broker-dealer, who may charge additional fees and may require higher minimum investments or impose other limitations on buying and selling shares. If you purchase shares through an intermediary, that party is responsible for transmitting orders by close of business and may have an earlier cut-off time for purchase and sale requests. Purchase and redemption orders placed through an intermediary will be deemed to have been received and accepted by the Fund when the intermediary accepts the order. Customer orders will be priced at the Fund’s NAV next computed after they are accepted by an authorized broker or the broker’s authorized designee. Intermediaries may also designate other intermediaries to accept purchase and redemption orders on the Fund’s behalf. Consult your investment representative for specific information.

4

Wire Instructions

In order to make a same day wire investment via Federal Wire, please call your bank with the instructions to transmit the funds as noted below. Please also note that an account must already be established to make a wire purchase.

PNC Bank, Philadelphia, PA

ABA#: 031000053

FFC: Account Number: 86-1559-7284

Attn: The Torray Institutional Fund

[Your institution’s name]

[Your account number]

Please make note that your bank may charge a wire fee.

How to Redeem Shares

You may redeem your shares either in writing or by telephone if you elected the telephone redemption privilege on your application. You should submit your written redemption request directly to:

Regular Mail Address The Torray Institutional Fund c/o PNC Global Investment Servicing (U.S.) Inc. P.O. Box 9803 Providence, RI 02940-8003	Courier Address The Torray Institutional Fund c/o PNC Global Investment Servicing (U.S.) Inc. 101 Sabin Street Pawtucket, RI 02860-1427

If your account is held in the name of a corporation, as a fiduciary or agent, or as a surviving joint owner, you may be required to provide additional documents with your redemption request.

If your address of record has changed within the last 30 days of receipt of your redemption request, you will be required to obtain a medallion signature guarantee (see “Redemptions (including all IRA transfers) Sent to an Address Other Than the Address of Record” for more information on medallion signature guarantees).

The Fund and the transfer agent reserve the right to refuse any telephone transaction when they are unable to confirm to their satisfaction that a caller is the account owner or a person authorized by the account owner. Neither the Fund nor any of its service contractors will be liable for any loss or expense in acting upon telephone instructions that are reasonably believed to be genuine. The telephone transaction privilege may be suspended, limited, modified or terminated at any time without prior notice by the Fund or PNC Global Investment Servicing (U.S.) Inc.

To redeem by telephone you can call 1-800-626-9769.

Please remember that all redemption requests must include your name and account number. The Fund may take up to seven days to pay redemption proceeds. If you redeem by wire transfer, the Fund’s transfer agent charges a fee (currently $10) for each wire redemption. If you are redeeming shares that were recently purchased by check, the proceeds may be delayed until the check for purchase clears; this may take up to 15 business days from the date of purchase.

Redemption in Kind

It is currently the Fund’s policy to pay all redemptions in cash. The Fund retains the right, however, to alter this policy to provide for redemptions in whole or in part by a distribution in-kind of securities held by the Fund in lieu of cash. Shareholders may incur brokerage charges on the sale of any such securities so received in payment of redemptions.

Redemptions (including all IRA transfers) Sent to an Address Other Than the Address of Record

For your protection, we will require an acceptable medallion signature guarantee (see below) for all fund redemptions that are sent to a different address than the address of record. This includes all IRA transfers. A redemption request bearing a non-medallion signature guarantee will be returned to you in accordance with the transfer agent’s rejection procedures. This could significantly delay your redemption request as it will be returned to you via first class mail. The Fund will not be responsible for delays of this nature.

5

An acceptable medallion signature guarantee can be obtained from a domestic bank or trust company, broker/dealer, clearing agency, savings association, or other financial institution which is participating in any of the following three medallion programs: Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP), and New York Stock Exchange, Inc. Medallion Signature Program (NYSE MSP). Signature guarantees from financial institutions which are not participating in one of these required programs will not be accepted.

Additional Purchase and Redemption Information

The Fund reserves the following rights as they relate to purchases and redemptions:

•

To redeem your shares if your account balance falls below $5,000,000 as a result of redemptions and not market performance. You will receive 30 days notice to increase the value of your account to $5,000,000 before the account is closed.

•	To refuse any purchase order.

•	To refuse third-party checks, starter checks or cash equivalents for purchases of shares.

•	To change or waive the Fund’s investment minimums.

•	To suspend the right to redeem and delay redemption proceeds during times when trading on the NYSE is restricted or halted, or otherwise as permitted by the SEC.

•	To accept an initial order for less than $5,000,000 upon the discretion of the Manager.

Shareholders should be aware that purchase and redemption requests mailed to the Fund’s Maryland address will not be processed until they are received by the Fund’s transfer agent (generally the next business day) at the address noted under “How to Buy Shares”. You can avoid delays by mailing requests for purchases and redemptions directly to the Fund’s transfer agent.

Frequent Trading Policy

The Fund is intended for long-term investors and not for those who wish to trade frequently in Fund shares. Frequent trading into and out of the Fund can have adverse consequences for the Fund and for long-term shareholders in the Fund. The Fund believes that frequent or excessive short-term trading activity by shareholders of the Fund may be detrimental to long-term shareholders because those activities may, among other things: (a) dilute the value of shares held by long-term shareholders; (b) cause the Fund to maintain larger cash positions than would otherwise be necessary; (c) increase brokerage commissions and related costs and expenses, and (d) incur additional tax liability. The Fund therefore discourages frequent purchases and redemptions by shareholders and it does not make any effort to accommodate this practice. To protect against such activity, the Board of Trustees has adopted policies and procedures that are intended to permit the Fund to curtail frequent or excessive short-term trading by shareholders. At the present time the Fund does not impose limits on the frequency of purchases and redemptions, nor does it limit the number of exchanges into the Fund. The Fund reserves the right, however, to impose certain limitations at any time with respect to trading in shares of the Fund, including suspending or terminating trading privileges in Fund shares, for any investor whom it believes has a history of abusive trading or whose trading, in the judgment of the Fund, has been or may be disruptive to the Fund. It may not be feasible for the Fund to prevent or detect every potential instance of abusive or excessive short-term trading.

Customer Identification Information

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person that opens a new account, and to determine whether such person’s name appears on government lists of known or suspected terrorists and terrorist organizations.

6

As a result, the Fund must obtain the following information for each person that opens a new account:

•	Name;

•	Date of birth (for individuals);

•	Residential or business street address (although post office boxes are still permitted for mailing); and

•	Social security number, taxpayer identification number, or other identifying number.

You may also be asked for a copy of your driver’s license, passport or other identifying document in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities.

Federal law prohibits the Fund and other financial institutions from opening a new account unless they receive the minimum identifying information listed above. After an account is opened, the Fund may restrict your ability to purchase additional shares until your identity is verified. The Fund may close your account or take other appropriate action if it is unable to verify your identity within a reasonable time. If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed.

ACCOUNT STATEMENTS

The Fund provides you with:

•	a confirmation statement after each transaction;

•	an account statement reflecting your transactions for the calendar quarter;

•	an account statement reflecting your annual transactions; and

•	by February 15 of each year, certain tax information which is also filed with the Internal Revenue Service.

The Fund provides the above shareholder services without charge, but may charge for special services such as requests for historical transcripts of accounts. Also, you may view your quarterly and annual statements on the Fund’s website at www.torray.com.

DISCLOSURE OF FUND PORTFOLIO HOLDINGS

A complete list of the Fund’s portfolio holdings is publicly available on a quarterly basis through applicable filings made with the SEC on Forms N-CSR and N-Q. Additional information is also available on the Fund’s website at www.torray.com. A description of the Fund’s policies and procedures with respect to the disclosure of its portfolio securities is provided in the Statement of Additional Information.

TAXES AND DISTRIBUTIONS

The Fund declares and pays dividends quarterly and net capital gains at least annually. All distributions will be invested in shares of the Fund unless you elect on your account application to receive distributions in cash. You can elect to cancel cash payments by notifying the Fund’s transfer agent, in writing, prior to the date of distribution. Your choice will be effective for distributions paid after the Fund receives your written notice.

Currently effective tax legislation generally provides for a maximum tax rate for individual taxpayers of 15% on long-term gains from sales and from certain qualifying dividends on corporate stock. These rates are currently scheduled to increase after 2010. These rate reductions do not apply to corporate taxpayers. Distributions of earnings from dividends paid by certain “qualified foreign corporations” can also qualify for the lower tax rates on qualifying dividends. A shareholder will also have to satisfy a more than 60 day holding period with respect to any distributions of qualifying dividends in order to obtain the benefit of the lower tax rate. Distributions of earnings from non-qualifying dividends, interest income, other types of ordinary income and short-term capital gains will be taxed at the ordinary income tax rate applicable to the taxpayer.

7

The Fund will distribute substantially all of its investment income and capital gains, if any. The dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. Capital gains distributions may be taxable at different rates depending on the length of time the Fund holds its securities. Short-term capital gains are taxed as ordinary income. The Manager’s buy and hold strategy may act to limit the realization of short-term gains, and defer the realization of long-term gains. Each redemption of Fund shares is a taxable event. You should consult a tax advisor regarding your investment in the Fund.

PAYMENTS TO THIRD PARTIES BY THE MANAGER

The Manager may, out of its own resources, and without additional direct cost to the Fund or its shareholders, provide compensation to certain financial intermediaries, such as broker-dealers and financial advisers, in connection with sales of shares of the Fund. This compensation is generally made to those intermediaries that provide shareholder servicing, marketing support, broker education, and/or access to sales meetings, sales representatives and management representatives of the intermediary. Compensation may also be paid to intermediaries for inclusion of the Fund on a sales list, including a preferred or select sales list, in other sales programs or as an expense reimbursement in cases where the intermediary provides shareholder services to Fund shareholders.

Please be aware that the Fund may use brokers who sell shares of the Fund to effect portfolio transactions. The Fund does not consider the sale of Fund shares as a factor when selecting brokers to effect portfolio transactions. The Fund has adopted procedures which address these matters. You should note that if one mutual fund sponsor makes greater distribution assistance payments than another, your broker or financial adviser and his or her firm may have an incentive to recommend one fund complex over another.

8

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund’s financial performance for the past five years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information has been audited by Briggs, Bunting & Dougherty, LLP, whose report, along with the Fund’s financial statements, are incorporated by reference into the Statement of Additional Information, which is available upon request.

	Year ended 12/31/08	Year ended 12/31/07	Year ended 12/31/06	Year ended 12/31/05	Year ended 12/31/04
PER SHARE DATA
Net Asset Value, Beginning of Year	$80.800	$108.640	$111.920	$116.290	$110.520

Income/(loss) from Investment Operations:
Net investment income	0.687 (3)	0.896	0.720	0.616	0.588
Net gains (losses) on securities (both realized and unrealized)	(29.336)	(4.074)	11.587	0.748 (2)	7.025

Total from investment operations	(28.649)	(3.178)	12.307	1.364	7.613

Less: distributions
Dividends (from net investment income)	(0.770)	(0.716)	(0.790)	(0.616)	(0.588)
Distributions (from capital gains)	(1.889)	(23.946)	(14.797)	(5.118)	(1.255)
Distributions (from return of capital)	(0.092)	—	—	—	—
Total distributions	(2.751)	(24.662)	(15.587)	(5.734)	(1.843)

Net Asset Value, End of Year	$49.400	$80.800	$108.640	$111.920	$116.290

TOTAL RETURN(1)	(36.24)%	(3.01)%	11.40%	1.28%	6.96%
RATIOS/SUPPLEMENTAL DATA
Net Assets, end of year (000’s omitted)	$17,693	$46,689	$205,851	$400,665	$1,012,566
Ratio of expenses to average net assets	0.85%	0.85%	0.85%	0.85%	0.85%
Ratio of net investment income to average net assets	1.00%	0.66%	0.60%	0.59%	0.56%
Portfolio turnover rate	32.00%	44.32%	24.26%	53.66%	16.12%

(1)	Past performance is not predictive of future performance.
(2)	The amount shown for the year ended December 31, 2005 for a share outstanding throughout the year does not accord with the aggregate net losses on investments reported in the statement of operations for the year because of the timing of sales and repurchase of Fund shares in relation to fluctuating market value of the investments of the Fund.
(3)	Calculated based on the average amount of shares outstanding during the year.

9

Not Part of Prospectus

PRIVACY POLICY

Commitment to Consumer Privacy

Torray is committed to handling client and investor information responsibly. We recognize and value the expectation that all personal data will be kept private. We believe that one of our fundamental obligations is to treat each client and investor account with the utmost confidentiality.

This privacy policy only applies to clients and investors who are natural persons.

Collection of Consumer Information

Torray collects and retains personal information only when it is allowed by law and when we reasonably believe it would be useful to better serve our clients and investors. We collect nonpublic information from:

•	Account applications and other forms that you submit to Torray;

•	Correspondence, written or electronic, and/or telephone contacts with us;

•	The transaction history of client and investor account(s) with Torray;

•	Information made available from a third party (i.e. IRA transfer applications).

Non-public personal information that we collect includes, but is not limited to:

•	Client names, addresses, and telephone numbers; and

•	Social security numbers and/or tax identification numbers.

Disclosure of Consumer Information

We do not disclose a client or investor’s information to anyone, except regulatory agencies, companies that are or would be service providers and/or tax authorities as required by law. Torray employees may not disclose any nonpublic personal information about its clients or former clients to anyone other than appropriate regulatory authorities, Torray’s attorneys, accountants, administrators, auditors or another Torray employee without the authorization of the CCO. All disclosure of such nonpublic personal information should be limited to the extent necessary or appropriate.

Security of Consumer Information

We restrict access of client and investors’ records to those employees and service providers who are involved in administering these accounts. Torray upholds policies and procedures designed to assure only authorized entrance to and use of investor information. We consistently maintain physical, electronic and procedural safeguards that comply with federal standards to protect the information that clients and investors have given to us, including password-protected access. These safeguards are reviewed, no less frequently than annually, by the CCO.

All employees should take precautions to prevent unauthorized individuals from inadvertently or deliberately gaining access to nonpublic personal information or other confidential information relating to our clients or Fund investors. Also, we require our service providers to maintain policies, procedures and safeguards designed to secure our clients’ and investors’ information.

Application of Policy

Our privacy policy applies only to clients and Fund investors who have a direct customer relationship with us. If an investor owns Fund shares through a relationship with a third-party broker, bank, investment adviser, or other financial service provider, such third party’s privacy policies may apply to that investor while our privacy policies may not.

Privacy Policy Notice

Torray is required to furnish this policy to clients and investors initially before they become clients and annually thereafter. Torray also will provide a renewed privacy policy if the privacy policy undergoes changes.

INVESTMENT ADVISOR

Torray LLC

7501 Wisconsin Avenue, Suite 1100

Bethesda, MD 20814

LEGAL COUNSEL

Dechert LLP

1775 I Street, N.W.

Washington, DC 20006

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Briggs, Bunting & Dougherty, LLP

1835 Market St., 26th Floor

Philadelphia, PA 19103

TRANSFER AGENT

PNC Global Investment Servicing (U.S.) Inc.

760 Moore Road

King of Prussia, PA 19406-1212

UNDERWRITER

PFPC Distributors, Inc.

760 Moore Road

King of Prussia, PA 19406

HOW TO OBTAIN MORE INFORMATION

The Statement of Additional Information (SAI) contains additional information about the Fund including a more detailed discussion of its investment policies and the risks associated with various investments. The SAI is incorporated by reference into this prospectus. This means that the SAI is legally a part of the prospectus.

Additional information about the Fund’s investments is available in the Fund’s Annual and Semi-annual Reports to Shareholders. In the Fund’s Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

You may obtain a copy of the SAI or Reports to Shareholders by request and without charge by contacting the Fund at 1-800-443-3036, in writing to Torray LLC, 7501 Wisconsin Avenue, Suite 1100, Bethesda, Maryland 20814 or on the Fund’s website at www.torray.com.

Information about the Fund (including the SAI) can be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C., or from the EDGAR Database on the SEC’s website (http://www.sec.gov). Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-551-8090. Copies of this information may be obtained upon payment of a duplicating fee by writing to: Securities and Exchange Commission, Public Reference Section, Washington, D.C. 20549-0102. You also may obtain this information upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov.

The Torray Fund - 811-06096

The

TORRAY

INSTITUTIONAL

FUND

PROSPECTUS

May 1, 2009

THE TORRAY FUND

STATEMENT OF ADDITIONAL INFORMATION

May 1, 2009

This Statement of Additional Information is not a prospectus. This Statement of Additional Information should be read in conjunction with the Prospectus for The Torray Fund (the “Fund”) dated May 1, 2009. A copy of the Prospectus may be obtained by writing Torray LLC, 7501 Wisconsin Avenue, Suite 1100, Bethesda, Maryland 20814, or by telephoning toll free at 1-800-443-3036. The Fund’s most recent Annual Report is a separate document and includes the Fund’s audited financial statements, which are incorporated by reference into this Statement of Additional Information.

The Fund is a separate series of The Torray Fund (the “Trust”). The Trust currently consists of two separate investment series.

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ORGANIZATION OF THE FUND

The Trust was established as a Massachusetts business trust under the laws of Massachusetts by an Agreement and Declaration of Trust dated April 19, 1990. The Trust’s fiscal year ends on December 31 of each year.

Under Massachusetts law, shareholders could, under certain circumstances, be held liable for the obligations of the Fund. However, the Fund’s Agreement and Declaration of Trust disclaims shareholder liability for acts or obligations of the Fund and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Fund or the Trustees. The Agreement and Declaration of Trust provides for indemnification out of the Fund’s property for all loss and expense of any shareholder of the Fund held liable on account of being or having been a shareholder. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Fund would be unable to meet its obligations.

INVESTMENT OBJECTIVE, POLICIES, RISKS, AND RESTRICTIONS

Investment Objective

The Fund is a diversified, open-end management investment company. The Fund’s goals are to build investor wealth over extended periods and to minimize shareholder capital gains tax liability by limiting the realization of long and short-term gains. There is no guarantee that the Fund will achieve these objectives.

Equity Securities. Since the Fund purchases equity securities, including common stocks, preferred stocks and securities convertible into common stocks, the Fund is subject to the risks that stock prices both individually and market-wide will fall over short or extended periods of time, and that prices of the equity securities held be the Fund may fluctuate from day-to-day. Historically, the stock markets have moved in cycles. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The stock prices of these companies may suffer a decline in response. These factors contribute to price volatility. Therefore, in order to be successful, investors must accept that, although the stocks of good companies generally rise over long periods, they can trade at virtually any price in the short run.

Fixed-Income Securities. The Fund may invest up to 5% of its assets in fixed-income securities consisting of corporate notes, bonds and debentures, which may include convertible notes and bonds. Fixed-income securities are subject to interest rate risk which refers to the risk that the value of the Fund’s fixed-income securities can change in response to changes in prevailing interest rates causing volatility and possible loss of value in response to the movement in interest rates. The Fund is not limited with respect to the investment rating of the fixed-income securities in which it may invest and it may therefore purchase securities with investment ratings below investment grade. Securities that are rated below investment grade are subject to risks related to the credit quality of the issuer of the security. Such high yield/high risk securities are further subject to the risk that changes in economic conditions could lead to a weakened capacity of the issuers of the securities to make principal and interest payments, which is not necessarily the case with issuers of higher rated securities.

U.S. Treasury Securities. The Fund is free to invest in U.S. Treasury Securities of varying maturities. There are usually no brokerage commissions as such paid by the Fund in connection with the purchase of such instruments. The value of such securities can be expected to vary inversely to the changes in prevailing interest rates. Thus, if interest rates have increased from the time a security was purchased, such security, if sold, might be sold at a price less than its cost. Similarly, if interest rates have declined from the time a security was purchased, such security, if sold, might be sold at a price greater than its cost. See “Brokerage Services,” for a discussion of underwriters’ commissions and dealers’ spreads involved in the purchase and sale of such instruments.

The investment objective and policies of the Fund set forth above and in the Prospectus may be changed without shareholder approval.

Investment Restrictions

Without a vote of the majority of the outstanding voting securities of the Fund, the Fund will not take any of the following actions:

(1)	Borrow money in excess of 5% of the value (taken at the lower of cost or current value) of the Fund’s total assets (not including the amount borrowed) at the time the borrowing is made, and then only from banks as a temporary measure to facilitate the meeting of redemption requests (and not for leverage) or for extraordinary or emergency purposes.

(2)	Pledge, hypothecate, mortgage or otherwise encumber its assets in excess of 10% of the Fund’s total assets (taken at cost), and then only to secure borrowings permitted by Restriction 1 above.

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(3)	Purchase securities on margin, except such short-term credits as may be necessary for the clearance of purchases and sales of securities.

(4)	Make short sales of securities or maintain a short position for the account of the Fund unless at all times when a short position is open the Fund owns an equal amount of such securities or owns securities which, without payment of any further consideration, are convertible into or exchangeable for securities of the same issue as, and equal in amount to, the securities sold short.

(5)	Underwrite securities issued by other persons except to the extent that, in connection with the disposition of its portfolio investments, it may be deemed to be an underwriter under federal securities laws.

(6)	Purchase or sell real estate, although it may invest in securities of issuers which deal in real estate, including securities of real estate investment trusts, and may purchase securities which are secured by interests in real estate.

(7)	Purchase or sell commodities or commodity contracts, including future contracts.

(8)	Make loans, except by purchase of debt obligations or by entering into repurchase agreements.

(9)	Invest in securities of any issuer if, immediately after such investment, more than 5% of the total assets of the Fund (taken at current value) would be invested in the securities of such issuer, except that up to 25% of the Fund’s total assets taken at current value may be invested without regard to such 5% limitation; provided, however, that this limitation does not apply to obligations issued or guaranteed as to interest and principal by the U.S. government or its agencies or instrumentalities.

(10)	Acquire more than 10% of the voting securities of any issuer.

(11)	Concentrate more than 25% of the value of its total assets in any one industry.

(12)	Issue senior securities, except to the extent permitted by the Investment Company Act of 1940, by a Securities and Exchange Commission (“SEC”) exemptive order, or by the SEC.

It is contrary to the Fund’s present policy, which may be changed by the Trustees without shareholder approval, to pledge or hypothecate its assets, make any short sales of securities, maintain any short position for the account of the Fund, issue senior securities, or purchase foreign securities which are not publicly traded in the United States. In addition, it is contrary to the Fund’s present policy to:

(1)	Invest more than 10% of the Fund’s net assets (taken at current value) in securities which at the time of such investment are not readily marketable.

(2)	Write (sell) or purchase options.

(3)	Buy or sell oil, gas or other mineral leases, rights or royalty contracts.

(4)	Make investments for the purpose of gaining control of a company’s management.

All percentage limitations on investments set forth herein and in the Prospectus will apply at the time of the making of an investment and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment.

The phrase “shareholder approval,” as used in the Prospectus, and the phrase “vote of a majority of the outstanding voting securities,” as used herein, means the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of the Fund, or (2) 67% or more of the shares of the Fund present at a meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy.

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MANAGEMENT OF THE FUND

The Trust is overseen by a Board of Trustees (the “Board”), who has delegated the day-to-day management to the officers of the Trust. The Board meets regularly to review the Fund’s activities, contractual arrangements, and performance. The Trustees and officers serve until their successors are elected and qualified, or until the trustee or officer dies, resigns or is removed, or becomes disqualified.

Information regarding the Trustees and officers of the Trust is provided below. As used in this Statement of Additional Information, “Fund Complex” includes both series of the Trust, The Torray Fund and The Torray Institutional Fund.

Independent Trustees

Name, Birth Date, Address* and Positions with the Trust	Term of Office and Length of Time Served	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held
Carol T. Crawford DOB: 2/25/43 Trustee	Indefinite Term since 2006	Attorney, Private Practice, McLean, VA	2	Director, Smithfield Foods, Inc., Smithfield, VA

Bruce C. Ellis DOB: 7/20/44 Trustee	Indefinite Term since 1993	Private Investor, Bethesda, MD	2	None

Robert P. Moltz DOB: 10/3/47 Trustee	Indefinite Term since 1990	President and CEO, Weaver Bros. Insurance Associates, Inc., Bethesda, MD	2	None

Interested Trustees and Officers of the Trust

Name, Birth Date, Address* and Positions with the Trust	Term of Office and Length of Time Served	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held
William M Lane** DOB: 5/21/50 Trustee, Treasurer, Secretary, Chief Compliance Officer and Anti-Money Laundering Officer	Indefinite Term since 1990	Vice President, Secretary and Chief Compliance Officer, Torray LLC, Bethesda, MD (Oct. 2005-Present); Vice President, Secretary, Treasurer and Chief Compliance Officer, Robert E. Torray & Co. Inc. (Jul. 1984-Oct. 2005); Vice President, Secretary and Chief Compliance Officer, The Torray Corporation (Jan. 1990-Oct. 2005); Vice President, Secretary, Treasurer and Chief Compliance Officer, TEL Corporation (Jun. 2005-Oct. 2005).***	2	None

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Wayne H. Shaner** DOB: 8/23/47 Trustee and Chairman of the Board	Indefinite Term since 1993	Managing Partner, Rockledge Partners, LLC, Investment Advisory Firm, Easton, MD (Jan. 2004-present); Vice President of Torray LLC, Bethesda, MD (Jan. 2008-June 2008); Prior to January 1, 2004, Managing Director, Lockheed Martin Investment Management Company, Bethesda, MD	2	Director, Van Eck Funds New York, NY

Robert E. Torray DOB: 4/10/37 President	Indefinite Term since 2007	Chairman and President, Torray LLC, Bethesda, MD (Oct. 2005-Present); President, Robert E. Torray & Co. Inc. (May 1972-Oct. 2005); President, The Torray Corporation (Jan. 1990-Oct. 2005); Chairman, TEL Corporation (Jun. 2005-Oct. 2005).***	N/A	None

*	All addresses are c/o The Torray Fund, 7501 Wisconsin Avenue, Suite 1100, Bethesda, MD 20814-6523.
**	Mr. Lane, by virtue of his employment with Torray LLC, the Trust’s investment adviser, is considered an “interested person” of the Trust, as that term is defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended. Mr. Shaner, by virtue of his prior employment with Torray LLC, is currently considered an “interested person” of the Trust.
***	Robert E. Torray & Co., The Torray Corporation and TEL Corporation have all been succeeded to by Torray LLC.

The Board has an Audit Committee, a Nominating and Corporate Governance Committee and a Valuation Committee. The Audit Committee and the Nominating and Corporate Governance Committee are each comprised of all of the Board’s Independent Trustees. The Valuation Committee is comprised of at least two of the Board’s Independent Trustees. The Valuation Committee meets quarterly, as needed, in the event that the Fund holds any securities that are subject to valuation and it reviews the fair valuation of such securities on an as needed basis. The Valuation Committee did not meet during the fiscal year ended December 31, 2008. The Audit Committee oversees the Trust’s accounting and financial reporting policies and practices and oversees the quality and objectivity of the Trust’s financial statements and the independent audit thereof. Mr. Moltz serves as chair of the Audit Committee. During the fiscal year ended December 31, 2008, the Audit Committee met two times. The Nominating and Corporate Governance Committee evaluates the qualifications of Board member candidates and makes nominations for Independent Trustee membership on the Board. Ms. Crawford serves as chair of the Nominating and Corporate Governance Committee. The Committee does not generally consider nominees recommended by shareholders. This Committee also oversees the Board governance process and has responsibility for periodically reviewing Board composition, Board compensation, Board committees and related Board process matters relating to Board governance practices. The Nominating and Corporate Governance Committee did not meet during the fiscal year ended December 31, 2008.

For the fiscal year ended December 31, 2008, the dollar range of equity securities owned by each Trustee in the Fund and the Fund Complex is as follows:

Independent Trustees

Name of Trustee	Dollar Range of Equity Securities in the Fund	Aggregate Dollar Range of Equity Securities in All Funds Overseen by Trustee in Family of Investment Companies
Carol T. Crawford	Over $100,000	Over $100,000
Bruce C. Ellis	$50,001-100,000	$50,001-100,000
Robert P. Moltz	Over $100,000	Over $100,000

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Interested Trustees

Name of Trustee	Dollar Range of Equity Securities in the Fund	Aggregate Dollar Range of Equity Securities in All Funds Overseen by Trustee in Family of Investment Companies
William M Lane	Over $100,000	Over $100,000
Wayne H. Shaner	$0	$0

The Fund’s Agreement and Declaration of Trust provides that the Fund will indemnify its Trustees and each of its officers against liabilities and expenses incurred in connection with the litigation in which they may be involved because of their offices with the Fund, except if it is determined in the manner specified in the Agreement and Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Fund or that such indemnification would relieve any officer or Trustee of any errors and omissions to the Fund or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties.

The Trustees set their level of compensation, which may be subject to change from time to time. Each of the Trustees who are not officers or employees of Torray LLC receives an annual retainer of $14,000, plus $2,000 for each Trustees’ meeting attended. The Chairman of the Board receives an additional annual retainer of $10,000. The salaries and expenses of each of the Trust’s officers are paid by the Manager. The Trustees do not receive any pension or retirement benefits.

The following table exhibits Trustee compensation for the fiscal year ended December 31, 2008.

Name of Trustee	Aggregate Compensation from the Fund	Aggregate Compensation from Fund Complex
Carol T. Crawford	$11,000	$22,000
Bruce C. Ellis	$11,000	$22,000
Robert P. Moltz	$11,000	$22,000
Wayne H. Shaner	$8,000	$16,000
William M Lane	$0	$0

As of April 1, 2009, the Trustees, officers, and affiliated persons of the Fund, as a group, owned 7.86% of the outstanding shares of the Fund.

As of April 1, 2009, the following entities owned beneficially or of record, for their own account or the accounts of their customers, more than 5% of the outstanding shares of the Fund:

Shareholder	# of Shares	% of Fund
Charles Schwab & Co. Inc. FBO Schwab Customers 101 Montgomery Street San Francisco, CA 94104-4122	2,358,951.593	15.32%

National Financial Services Corporation One World Financial Center 200 Liberty Street Floor 5 New York, NY 10281-1003	1,159,217.843	7.53%

INVESTMENT MANAGER AND OTHER SERVICES

The Manager

Pursuant to a written management contract (“Management Agreement”) between the Fund and Torray LLC (the “Manager”) and subject to such policies as the Trustees of the Fund may determine, the Manager, at its expense, will furnish continuously an investment program for the Fund and will make investment decisions on behalf of the Fund and place all orders for the purchase and sale of portfolio securities subject always to applicable investment objectives, policies and restrictions. The Fund pays the Manager a fee, computed daily and payable monthly, at the annual rate of 1.00% of the Fund’s average daily assets. The Manager, is a Maryland limited liability company organized in 2005. The Manager is the successor to the Fund’s prior investment adviser, The Torray Corporation.

Pursuant to the Management Agreement and subject to the control of the Trustees, the Manager also manages, supervises and conducts the other affairs and business of the Fund, furnishes office space and equipment, provides bookkeeping and certain clerical services and pays all fees and expenses of the officers of the Fund. As indicated under “Brokerage Services,” the Fund’s portfolio transactions may be placed with brokers which furnish the Manager, without cost, certain research, statistical and quotation services of value to it or its affiliates in advising the Fund or their other clients. In so doing, the Fund may incur greater brokerage commissions than it might otherwise pay.

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The Management Agreement has been approved by the Trustees of the Fund. Additionally, shareholders last approved the Management Agreement at a meeting held on December 19, 2005. By its terms, the Management Agreement will continue in force from year to year, but only so long as its continuance is approved at least annually by the Trustees at a meeting called for that purpose or by the vote of a majority of the outstanding shares of the Fund. The Management Agreement automatically terminates on assignment, and is terminable upon notice by the Fund. In addition, the Management Agreement may be terminated on not more than 60 days notice by the Manager to the Fund. In the event the Manager ceases to be the Manager of the Fund, the right of the Fund to use the identifying name of “Torray” may be withdrawn.

The table below sets forth the advisory fees paid by the Fund for the fiscal years ended December 31, 2008, 2007 and 2006:

Advisory Fees Paid
2006	2007	2008
$12,165,505	$11,465,956	$6,676,450

The Fund pays, in addition to the management fee described above, all expenses not borne by the Manager, including, without limitation, fees and expenses of the Trustees, interest charges, taxes, brokerage commissions, expenses of issue or redemption of shares, fees and expenses of registering and qualifying the shares of the Fund for distribution under federal and state laws and regulations, charges of custodians, auditing and legal expenses, reports to shareholders, expenses of meetings of shareholders, expenses of printing and mailing prospectuses, proxy statements and proxies to existing shareholders, and insurance premiums.

The Management Agreement provides that the Manager shall not be subject to any liability in connection with the performance of its services thereunder in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties.

Robert E. Torray, Fred M. Fialco and Shawn M. Hendon are co-managers of the Fund. The following table lists the number and types of other accounts managed by each individual and assets under management in those accounts as of December 31, 2008:

Portfolio Manager	Other Registered Investment Company Accounts	Assets Managed ($ millions)	Other Pooled Investment Vehicle Accounts	Assets Managed ($ millions)	Other Accounts	Assets Managed ($ millions)	Total Assets Managed* ($ millions)
Robert E. Torray	1	$18	0	$0	5	$125	$496
Fred M. Fialco	1	$18	0	$0	5	$125	$496
Shawn M. Hendon	1	$18	0	$0	5	$125	$496

*	If an account has a co-portfolio manager, the total number of accounts and assets have been allocated to each respective manager. Therefore, some accounts and assets have been counted twice.

As indicated in the table above, portfolio managers at the Manager may manage accounts for multiple clients. The portfolio managers manage other registered investment companies, other types of pooled accounts (such as private investment funds), and separate accounts (i.e., accounts managed on behalf of individuals for public or private institutions). Portfolio managers at the Manager make investment decisions for each account based on the investment objectives and policies and other relevant investment considerations applicable to that portfolio. Because a portfolio manager’s compensation is affected by revenues earned by the Manager, the incentives associated with any given account may be higher or lower than those associated with other accounts. The Manager has adopted and implemented policies and procedures, including brokerage and trade allocation policies and procedures, which it believes address the conflicts associated with managing multiple accounts for multiple clients. The Manager monitors a variety of areas, including compliance with account investment guidelines, the allocation of initial public offerings and other similar investment opportunities, and compliance with the Manager’s Code of Ethics.

Each portfolio manager’s compensation consists of a fixed annual salary, plus additional remuneration based on the overall performance of the Manager for the given time period.

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The dollar range of equity securities of the Fund beneficially owned by the Fund’s portfolio managers as of December 31, 2008 is as follows:

Portfolio Manager	Dollar Range of Equity Securities of The Fund Beneficially Owned
Robert E. Torray	Over $100,000
Fred M. Fialco	$50,001-$100,000
Shawn M. Hendon	Over $100,000

Code of Ethics

The Fund and the Manager have adopted a joint Code of Ethics pursuant to Rule 17j-1 under the Investment Company Act of 1940. This Code of Ethics applies to the personal investing activities of trustees, officers and certain employees (“access persons”) of the Fund and the Manager. Rule 17j-1 and the Code of Ethics is designed to prevent unlawful practices in connection with the purchase or sale of securities by access persons. Under the Code of Ethics, access persons are permitted to engage in personal securities transactions, but are required to report their personal securities transactions for monitoring purposes. In addition, certain access persons are required to obtain approval before investing in initial public offerings or private placements. A copy of the Code of Ethics is on file with the SEC, and is available to the public at www.sec.gov.

Other Services

Custodian and Transfer Agent. PFPC Trust Company, 301 Bellevue Parkway, Wilmington, DE 19809, is the custodian for the Fund. PNC Global Investment Servicing (U.S.) Inc., 760 Moore Road, King of Prussia, PA 19406 serves as transfer agent and shareholder servicing agent to the Fund.

Administrator. Pursuant to an Amended and Restated Administration Agreement among the Manager, PNC Global Investment Servicing Inc. (“PNC”) and the Trust, PNC performs certain accounting and administrative services for the Trust including portfolio and general ledger accounting, daily valuation of all portfolio securities, NAV calculation, preparation and coordination of the annual update to the Trust’s registration statement and assisting with various SEC filings. PNC also keeps all books and records with respect to the Fund as it is required to maintain pursuant to Rule 31a-1 of the Investment Company Act of 1940, as amended, monitors the Fund’s status as a regulated investment company under Sub-chapter M of the Internal Revenue Code of 1986, as amended, and calculates required tax distributions. PNC received administration and accounting services fees of $153,504, $143,375 and $83,745 for the fiscal years ended December 31, 2006, December 31, 2007 and December 31, 2008, respectively. These fees were paid by the Manager.

Independent Registered Public Accounting Firm. The Fund’s independent registered public accounting firm is Briggs, Bunting & Dougherty, LLP, 1835 Market St., 26th Floor, Philadelphia, PA 19103.

Underwriter. PFPC Distributors, Inc. (the “Underwriter”), located at 760 Moore Road, King of Prussia, PA 19406, serves as the principal underwriter of the Fund’s shares. The Underwriter is a broker-dealer affiliated with the Administrator and acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares.

Fund Counsel. Dechert LLP, 1775 I Street, N.W. Washington, D.C. 20006, serves as counsel to the Trust.

DISTRIBUTIONS

Distributions from Net Investment Income. The Fund pays out substantially all of its net investment income (i.e., dividends, interest it receives from its investments, and short-term gains). It is the present policy of the Fund to declare and pay distributions from net investment income quarterly.

Distributions of Capital Gains. The Fund’s policy is to distribute annually substantially all of the net realized capital gain, if any, after giving effect to any available capital loss carryover. Net realized capital gain is the excess of net realized long-term capital gain over net realized short-term capital loss.

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BROKERAGE SERVICES

Transactions on stock exchanges and other agency transactions involve the payment by the Fund of negotiated brokerage commissions. Such commissions vary among different brokers. Also, a particular broker may charge different commissions according to such factors as the difficulty and size of the transaction. There is generally no stated commission in the case of securities traded in the over-the-counter markets but the price paid by the Fund usually includes a dealer commission or mark-up. It is anticipated that most purchases and sales of short-term portfolio securities will be with the issuer or with major dealers in money market instruments acting as principals. In underwritten offerings, the price paid includes a disclosed, fixed commission or discount retained by the underwriter or dealer.

When the Manager places orders for the purchase and sale of portfolio securities for the Fund and buys and sells securities for the Fund, it is anticipated that such transactions will be effected through a number of brokers and dealers. In so doing, the Manager intends to use its best efforts to obtain for the Fund the most favorable price and execution available, except to the extent that it may be permitted to pay higher brokerage commissions as described below. In seeking the most favorable price and execution, the Manager considers all factors it deems relevant, including, by way of illustration, price, the size of the transaction, the nature of the market for the security, the amount of commission, the timing of the transaction taking into account market prices and trends, the reputation, experience and financial stability of the broker/dealer involved and the quality of service rendered by the broker/dealer in other transactions.

It has for many years been a common practice in the investment advisory business for advisors of investment companies and other institutional investors to receive research, statistical and quotation services from brokers which execute portfolio transactions for the clients of such advisors. Consistent with this practice, the Manager may receive research, statistical and quotation services from brokers with which the Fund’s portfolio transactions are placed. These services, which in some instances could also be purchased for cash, include such matters as general economic and security market reviews, industry and company reviews, evaluations of securities and recommendations as to the purchase and sale of securities. Some of these services may be of value to the Manager in advising various clients (including the Fund), although not all of these services are necessarily useful and of value in managing the Fund. The fees paid to the Manager are not reduced because it receives such services.

As permitted by Section 28(e) of the Securities Exchange Act of 1934 and the Management Agreement, the Manager may cause the Fund to pay a broker which provides “brokerage and research services” (as defined in the Act) to the Manager an amount of disclosed commission for effecting a securities transaction for the Fund in excess of the commission which another broker would have charged for effecting that transaction. The authority of the Manager to cause the Fund to pay any such greater commissions is subject to such policies as the Trustees may adopt from time to time.

Under the Investment Company Act, persons affiliated with the Fund are prohibited from dealing with the Fund as a principal in the purchase and sale of securities.

The total brokerage commissions paid for the fiscal years ended December 31, 2006, 2007 and 2008 were $853,706, $1,148,475 and $754,313 respectively.

DESCRIPTION OF THE FUND’S SHARES

The Trust is organized as a Massachusetts business trust and currently consists of two separate series of shares. Shares of each series of the Trust, including the Fund, consist of an unlimited number of shares, without par value. Under the Trust’s Agreement and Declaration of Trust, the Trustees of the Trust are authorized to divide the interests in the Trust into additional series of shares. Shareholders are entitled to one vote for each full share held and a proportionate fractional vote for any fractional shares held. No share of the Fund shall have any priority or preference over any other share of the Fund with respect to dividends or distributions upon termination of the Trust. Shareholders have no preemptive or other rights to subscribe to any additional shares or other securities issued by the Trust.

REDEMPTION OF SHARES AND DETERMINATION OF NET ASSET VALUE

How to Redeem Shares

The procedures for redemption of Fund shares are summarized in the text of the Prospectus following the caption “Purchasing and Redeeming Shares - How to Redeem Shares.” Redemption requests must be in good order, as defined in the Prospectus. Upon receipt of a redemption request in good order, the shareholder will receive a check equal to the net asset value of the redeemed shares next determined after the redemption request has been received. The Fund will accept redemption requests only on days the New York Stock Exchange (“NYSE”) is open. Proceeds will normally be forwarded on

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the next day on which the NYSE is open; however, the Fund reserves the right to take up to seven days to make payment if, in the judgment of the manager, the Fund could be adversely affected by immediate payment. The proceeds of redemption may be more or less than the shareholder’s investment and thus may involve a capital gain or loss for tax purposes. If the shares to be redeemed represent an investment made by check, the Fund reserves the right not to forward the proceeds of the redemption until the check has been collected.

The Fund may suspend the right of redemption and may postpone payment only when the NYSE is closed for other than customary weekends and holidays, or if permitted by the rules of the SEC during periods when trading on the NYSE is restricted or during any emergency which makes it impracticable for the Fund to dispose of its securities or to determine fairly the value of its net assets, or during any other period permitted by order of the SEC.

The Fund reserves the right to redeem shares and mail the proceeds to the shareholder if at any time the net asset value of the shares in the shareholder’s account in the Fund falls below a specified level, currently set at $2,500. Shareholders will be notified and will have 30 days to bring the account up to the required level before any redemption action will be taken by the Fund. The Fund also reserves the right to redeem shares in a shareholder’s account in excess of an amount set from time to time by the Trustees. No such limit is presently in effect, but such a limit could be established at any time and could be applicable to existing as well as future shareholders.

How Net Asset Value is Determined

The net asset value per share of the Fund is determined once on each day on which the NYSE is open, as of the close of the NYSE. The Trust expects that the days, other than weekend days, that the NYSE will not be open are New Year’s Day, Martin Luther King, Jr. Day, President’s Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The Fund’s portfolio securities for which market quotations are readily available are valued at market value, which is determined by using the last reported sale price, or, if no sales are reported—and in the case of certain securities traded over-the-counter—the last reported bid price. For Nasdaq traded securities, market value may also be determined on the basis of the Nasdaq Official Closing Price (the “NOCP”) instead of the last reported sales price.

Certain securities and assets of the Fund may be valued at fair value as determined in good faith by the Trustees or by persons acting at their direction pursuant to guidelines established by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of such securities is generally determined as the amount which the Fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. The valuation procedures applied in any specific instance are likely to vary from case to case. However, consideration is generally given to the financial position of the issuer and other fundamental analytical data relating to the investment and to the nature of the restrictions on disposition of the securities (including any registration expenses that might be borne by the Fund in connection with such disposition). In addition, such specific factors are also generally considered as the cost of the investment, the market value of any unrestricted securities of the same class (both at the time of purchase and at the time of valuation), the size of the holding, the prices of any recent transactions or offers with respect to such securities and any available analysts’ reports regarding the issuer.

Generally, trading in U.S. Government Securities is substantially completed each day at various times prior to the close of the Exchange. The value of such securities used for determining the Fund’s net asset value per share is computed as of such times. Occasionally, events affecting the value of such securities may occur between such times and the close of the NYSE which will not be reflected in the computation of the Fund’s net asset value. If events materially affecting the value of the Fund’s securities occur during such period, then these securities will be valued at their fair value as determined in good faith by the Trustees.

TAXES

All dividends and distributions of the Fund, whether received in shares or cash, are taxable to the Fund’s shareholders and must be reported by each shareholder on his federal income tax return. Although a dividend or capital gains distribution received after the purchase of the Fund’s shares reduces the net asset value of the shares by the amount of the dividend or distribution, it will be treated as a distribution, and will be subject to federal income taxes as a dividend, ordinary income or, if properly designated by the Fund, as long-term capital gain. Current law provides for a maximum tax rate for individual taxpayers of 15% on long-term gains from sales and from certain qualifying dividends on corporate stock. These rates are currently scheduled to increase after 2010. These rate reductions do not apply to corporate taxpayers. Distributions of earnings from dividends paid by certain “qualified foreign corporations” can also qualify for the lower tax rates on qualifying dividends. A shareholder will also have to satisfy a more than 60 day holding period with respect to any distributions of qualifying dividends in order to obtain the benefit of the lower tax rate. Distributions of earnings from non-qualifying

11

dividends, interest income, other types of ordinary income and short-term capital gains will be taxed at the ordinary income tax rate applicable to the taxpayer. In general, any gain or loss realized upon a taxable disposition of Fund shares by a shareholder will be treated as long-term capital gain or loss if the shares have been held for more than one year and otherwise as short-term capital gain or loss. However, any loss realized upon a taxable disposition of shares held for six months or less will be treated as long-term capital loss to the extent of any long-term capital gain distributions received by the shareholder with respect to those shares. All or a portion of any loss realized upon a taxable disposition of Fund shares will be disallowed if other Fund shares are purchased by the shareholder within 30 days before or after the disposition.

The Fund intends to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). In order to so qualify, the Fund must, among other things, (a) derive at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, and gains from the sale of stock or securities, or other income derived with respect to its business of investing in such stock or securities; (b) each year distribute at least 90% of its “investment company taxable income,” which, in general, consists of investment income and short-term capital gains; and (c) diversify its holdings so that, at the end of each fiscal quarter (i) at least 50% of the market value of the Fund’s assets is represented by cash, cash items, U.S. Government securities, securities of other regulated investment companies, and other securities, limited in respect of any one issuer to a value not greater than 5% of the value of the Fund’s total assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested in the securities (other than those of the U.S. Government or other regulated investment companies) of any one issuer or of two or more issuers which the Fund controls and which are engaged in the same, similar or related trades or businesses. By so qualifying, the Fund will not be subject to federal income taxes to the extent that its net investment income, net realized short-term capital gains and net realized long-term capital gains are distributed.

In years when the Fund distributes amounts in excess of its earnings and profits, such distributions may be treated in part as a return of capital. A return of capital is not taxable to a shareholder and has the effect of reducing the shareholder’s basis in the shares. The Fund currently has no intention or policy to distribute amounts in excess of its earnings and profits.

Distributions from the Fund will qualify for the dividends-received deduction for corporations to the extent that the Fund’s gross income was derived from qualifying dividends from domestic corporations.

Annually, shareholders will receive information as to the tax status of distributions made by the Fund in each calendar year.

The Fund is required to withhold and remit to the U.S. Treasury 28% of all dividend income earned by any shareholder account for which an incorrect or no taxpayer identification number has been provided or where the Fund is notified that the shareholder has under-reported income in the past (or the shareholder fails to certify that he is not subject to such withholding). In addition, the Fund will be required to withhold and remit to the U.S. Treasury 28% of the amount of the proceeds of any redemption of shares of a shareholder account for which an incorrect or no taxpayer identification number has been provided.

The foregoing relates to federal income taxation of United States citizens or residents. It does not apply to anyone who may be in a special tax situation. Distributions from investment income and capital gains may also be subject to state and local taxes. The Fund is organized as a Massachusetts business trust. Under current law, as long as the Fund qualifies for the federal income tax treatment described above, it is believed that the Fund will not be liable for any income or franchise tax imposed by Massachusetts.

CALCULATION OF RETURN AND PERFORMANCE COMPARISONS

Calculation of Return

Total Return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested immediately rather than paid to the investor in cash. The formula for Total Return used herein includes four steps: (1) adding to the total number of shares purchased by a hypothetical $1,000 investment in the Fund all additional shares which would have been purchased if all dividends and distributions paid or distributed during the period had been immediately reinvested; (2) calculating the value of the hypothetical initial investment of $1,000 as of the end of the period by multiplying the total number of shares owned at the end of the period by the net asset value per share on the last trading day of the period; (3) assuming redemption at the end of the period; and (4) dividing this account value for the hypothetical investor by the initial $1,000 investment.

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Average annual total return is the average annual compounded rate of return for periods of one year, five years and ten years, all ended on the last day of a recent calendar quarter. Average annual total return quotations reflect changes in the price of the Fund’s shares and assume that all dividends and capital gains distributions during the respective periods were reinvested in Fund shares. Average annual total return (before taxes) is calculated by computing the average annual compounded rates of return of a hypothetical investment over such periods, according to the following formula (average annual total return is then expressed as a percentage):

P(1+T)n = ERV

Where:

T	=	average annual total return
P	=	a hypothetical initial payment of $1,000
n	=	number of years
ERV	=	ending redeemable value of a hypothetical $1,000 payment made at the beginning of the designated time period.

It should be noted that average annual total return is based on historical performance and is not intended to indicate future performance. Average annual total return for the Fund will vary based on changes in market conditions and the level of the Fund’s expenses.

The average annual total return (after taxes on distributions) will be calculated according to the following formula:

P(1 + T)n = ATVD

Where:

P	=	a hypothetical initial payment of $1,000,
T	=	average annual total return (after taxes on distributions),
n	=	number of years, and
ATVD	=	the ending value of a hypothetical $1,000 payment made at the beginning of the designated time period, after taxes on fund distributions but not after taxes on redemption.

The average annual total return (after taxes on distributions and redemptions) will be calculated according to the following formula:

P(1+T)n = ATVDR

Where:

P	=	a hypothetical initial payment of $1,000,
T	=	average annual total return (after taxes on distributions and redemption),
n	=	number of years, and
ATVDR	=	the ending value of a hypothetical $1,000 payment made at the beginning of the designated time period, after taxes on distributions and redemption.

Performance Comparisons

The Fund may from time to time include its Total Return in information furnished to present or prospective shareholders. The Fund may from time to time also include its Total Return and Yield and the ranking of those performance figures relative to such figures for groups of mutual funds categorized by Lipper Analytical Services, Morningstar, the Investment Company Institute and other similar services as having the same investment objective as the Fund.

PROXY VOTING

The Board of Trustees of the Trust has adopted proxy voting policies and procedures (the “Policy”), pursuant to which the Trustees have delegated proxy voting responsibility to the Manager and adopted the Manager’s proxy voting policy and procedures which are described below. The Trustees will review the Fund’s proxy voting records from time to time and will annually consider approving the Policy for the upcoming year. In the event that a conflict of interest arises between the Fund’s shareholders and the Manager or any of its affiliates or any affiliate of the Fund, the Manager will generally refrain from voting the proxies related to the companies giving rise to such conflict until it consults with the Board of Trustees. A Committee of the Board with responsibility for proxy oversight will instruct the Manager on the appropriate course of action. The Manager generally reviews each matter on a case-by-case basis in order to make a determination of how to vote in a manner that best serves the interests of Fund shareholders. The Manager may abstain from voting from time to time where it determines that the costs associated with voting a proxy outweigh the benefits derived from exercising the right to vote. In addition, the Manager will monitor situations that may result in a conflict of interest between the Fund’s shareholders and the Manager or any of its affiliate or any affiliate of the Fund by maintaining a list of significant existing and prospective

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corporate clients. Information on how the Fund voted proxies relating to portfolio securities during the 12 month period ended June 30th each year is available (1) without charge, upon request, by calling 1-800-443-3036 and (2) on the SEC’s website at http://www.sec.gov.

DISCLOSURE OF FUND PORTFOLIO HOLDINGS

The Board of Trustees has adopted policies and procedures concerning the public and nonpublic disclosure of the Fund’s portfolio securities. In order to protect the confidentiality of the Fund’s portfolio holdings, information regarding those holdings may not, as a general matter, be disclosed except: (1) to service providers that require such information in the course of performing their duties (such as the Fund’s investment adviser, administrator, custodian, independent public accountants, legal counsel, officers, the Board of Trustees, and each of their respective affiliates) and that are subject to a duty of confidentiality; and (2) pursuant to certain enumerated exceptions. These exceptions include: (1) disclosure of portfolio holdings only after such information has been publicly disclosed; and (2) to third-party vendors, such as Morningstar, Inc., Lipper Analytical Services, and other financial intermediaries, pursuant to a confidentiality agreement. A complete list of the Fund’s portfolio holdings is publicly available on a quarterly basis through filings made with the SEC on Forms N-CSR and N-Q. The Fund also makes available certain additional information regarding its portfolio holdings on its website, www.torray.com.

Whenever portfolio holdings disclosure made pursuant to the Fund’s procedures involves a conflict of interest between the Fund’s shareholders and the Fund’s Manager or any affiliated person of the Fund, the disclosure may not be made unless a majority of the Trust’s Independent Trustees or a majority of a board committee consisting solely of Independent Trustees approves such disclosure. Neither the Fund nor the Manager may enter into any arrangement providing for the disclosure of non-public portfolio holding information for the receipt of compensation or benefit of any kind.

Any exceptions to the policies and procedures may only be made by the consent of the Trust’s chief compliance officer upon a determination that such disclosure serves a legitimate business purpose and is in the best interests of the Fund and will be reported to the Board at the Board’s next regularly scheduled meeting. Any amendments to the Trust’s policies and procedures must be approved and adopted by the Trust’s Board of Trustees.

FINANCIAL STATEMENTS

The financial statements for the Fund for the year ended December 31, 2008, including notes thereto and the report of Briggs, Bunting & Dougherty, LLP have been filed with the SEC and are incorporated by reference into this Statement of Additional Information.

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THE TORRAY FUND

STATEMENT OF ADDITIONAL INFORMATION

FOR THE TORRAY INSTITUTIONAL FUND

May 1, 2009

This Statement of Additional Information (“SAI”) is not a prospectus. This Statement of Additional Information should be read in conjunction with the Prospectus for The Torray Institutional Fund (the “Fund”) dated May 1, 2009. A copy of the Prospectus may be obtained by writing Torray LLC, 7501 Wisconsin Avenue, Suite 1100, Bethesda, Maryland 20814, or by telephoning toll free at 1-800-443-3036. The Fund’s most recent Annual Report is a separate document and includes the Fund’s audited financial statements, which are incorporated by reference into this Statement of Additional Information.

The Fund is a separate investment series of The Torray Fund (the “Trust”). The Trust currently consists of two separate investment series.

ORGANIZATION OF THE FUND

The Trust was established as a Massachusetts business trust under the laws of Massachusetts by an Agreement and Declaration of Trust dated April 19, 1990. The Trust’s fiscal year ends on December 31 of each year.

Under Massachusetts law, shareholders could, under certain circumstances, be held liable for the obligations of the Fund. However, the Fund’s Agreement and Declaration of Trust disclaims shareholder liability for acts or obligations of the Fund and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Fund or the Trustees. The Agreement and Declaration of Trust provides for indemnification out of the Fund’s property for all loss and expense of any shareholder of the Fund held liable on account of being or having been a shareholder. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Fund would be unable to meet its obligations.

INVESTMENT OBJECTIVE, POLICIES, RISKS, AND RESTRICTIONS

Investment Objective

The Fund is a diversified, open-end management investment company. The Fund’s goal is to build investor wealth over extended periods. There is no guarantee that the Fund will achieve this objective.

Equity Securities. Since the Fund purchases equity securities, including common stocks, preferred stocks and securities convertible into common stocks, the Fund is subject to the risks that stock prices both individually and market-wide will fall over short or extended periods of time, and that prices of the equity securities held by the Fund may fluctuate from day-to-day. Historically, the stock markets have moved in cycles. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The stock prices of these companies may suffer a decline in response. These factors contribute to price volatility. Therefore, in order to be successful, investors must accept that, although the stocks of good companies generally rise over long periods, they can trade at virtually any price in the short run.

Fixed-Income Securities. The Fund may invest up to 5% of its assets in fixed-income securities consisting of corporate notes, bonds and debentures, which may include convertible notes and bonds. Fixed-income securities are subject to interest rate risk which refers to the risk that the value of the Fund’s fixed-income securities can change in response to changes in prevailing interest rates causing volatility and possible loss of value in response to the movement in interest rates. The Fund is not limited with respect to the investment rating of the fixed-income securities in which it may invest and it may therefore purchase securities with investment ratings below investment grade. Securities that are rated below investment grade are subject to risks related to the credit quality of the issuer of the security. Such high yield/high risk securities are further subject to the risk that changes in economic conditions could lead to a weakened capacity of the issuers of the securities to make principal and interest payments, which is not necessarily the case with issuers of higher rated securities.

U.S. Treasury Securities. The Fund is free to invest in U.S. Treasury Securities of varying maturities. There are usually no brokerage commissions as such paid by the Fund in connection with the purchase of such instruments. The value of such securities can be expected to vary inversely to the changes in prevailing interest rates. Thus, if interest rates have increased from the time a security was purchased, such security, if sold, might be sold at a price less than its cost. Similarly, if interest rates have declined from the time a security was purchased, such security, if sold, might be sold at a price greater than its cost. See “Brokerage Services,” for a discussion of underwriters’ commissions and dealers’ spreads involved in the purchase and sale of such instruments.

The investment objective and policies of the Fund set forth above and in the Prospectus may be changed without shareholder approval.

Investment Restrictions

Without a vote of the majority of the outstanding voting securities of the Fund, the Fund will not take any of the following actions:

(1)	Borrow money or issue senior securities, except that the Fund may borrow up to 5% of the value (taken at the lower of cost or current value) of the Fund’s total assets (not including the amount borrowed) at the time the borrowing is made, and then only from banks as a temporary measure to facilitate the meeting of redemption requests (and not for leverage) or for extraordinary or emergency purposes.

(2)	Pledge, hypothecate, mortgage or otherwise encumber its assets in excess of 10% of the Fund’s total assets (taken at cost), and then only to secure borrowings permitted by Restriction 1 above.

(3)	Purchase securities on margin, except such short-term credits as may be necessary for the clearance of purchases and sales of securities.

(4)	Make short sales of securities or maintain a short position for the account of the Fund unless at all times when a short position is open the Fund owns an equal amount of such securities or owns securities which, without payment of any further consideration, are convertible into or exchangeable for securities of the same issue as, and equal in amount to, the securities sold short.

(5)	Underwrite securities issued by other persons except to the extent that, in connection with the disposition of its portfolio investments, it may be deemed to be an underwriter under federal securities laws.

(6)	Purchase or sell real estate, although it may invest in securities of issuers which deal in real estate, including securities of real estate investment trusts, and may purchase securities which are secured by interests in real estate.

(7)	Purchase or sell commodities or commodity contracts, including future contracts.

(8)	Make loans, except by purchase of debt obligations or by entering into repurchase agreements.

(9)	Invest in securities of any issuer if, immediately after such investment, more than 5% of the total assets of the Fund (taken at current value) would be invested in the securities of such issuer, except that up to 25% of the Fund’s total assets taken at current value may be invested without regard to such 5% limitation; provided, however, that this limitation does not apply to obligations issued or guaranteed as to interest and principal by the U.S. government or its agencies or instrumentalities.

(10)	Acquire more than 10% of the voting securities of any issuer.

(11)	Concentrate more than 25% of the value of its total assets in any one industry.

(12)	Issue senior securities, except to the extent permitted by the Investment Company Act of 1940, by a Securities and Exchange Commission (“SEC”) exemptive order, or by the SEC.

It is contrary to the Fund’s present policy, which may be changed by the Trustees without shareholder approval, to pledge or hypothecate its assets, make any short sales of securities, maintain any short position for the account of the Fund, issue senior securities, or purchase foreign securities which are not publicly traded in the United States. In addition, it is contrary to the Fund’s present policy to:

(1)	Invest more than 10% of the Fund’s net assets (taken at current value) in securities which at the time of such investment are not readily marketable.

(2)	Write (sell) or purchase options.

(3)	Buy or sell oil, gas or other mineral leases, rights or royalty contracts.

(4)	Make investments for the purpose of gaining control of a company’s management.

All percentage limitations on investments set forth herein and in the Prospectus will apply at the time of the making of an investment and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment.

The phrase “shareholder approval,” as used in the Prospectus, and the phrase “vote of a majority of the outstanding voting securities,” as used herein, means the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of the Fund, or (2) 67% or more of the shares of the Fund present at a meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy.

MANAGEMENT OF THE FUND

The Trust is overseen by a Board of Trustees (the “Board), who has delegated day-to-day management to the officers of the Trust. The Board meets regularly to review the Fund’s activities, contractual arrangements, and performance. The Trustees and officers serve until their successors are elected or qualified, or until the trustee or officer dies, resigns, is removed, or becomes disqualified.

Information regarding the Trustees and officers of the Trust is provided below. As used in this Statement of Additional Information, “Fund Complex” includes both series of the Trust, The Torray Fund and The Torray Institutional Fund.

Independent Trustees

Name, Birth Date, Address* and Positions with the Trust	Term of Office Length of Time Served	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held
Carol T. Crawford DOB: 2/25/43 Trustee	Indefinite Term since 2006	Attorney, Private Practice, McLean, VA	2	Director, Smithfield Foods, Inc., Smithfield, VA

Bruce C. Ellis DOB: 7/20/44 Trustee	Indefinite Term since 1993	Private Investor, Bethesda, MD	2	None

Robert P. Moltz DOB: 10/3/47 Trustee	Indefinite Term since 1990	President and CEO, Weaver Bros. Insurance Associates Inc., Bethesda, MD	2	None

Interested Trustees and Officers of the Trust

Name, Birth Date, Address* and Positions with the Trust	Term of Office and Length of Time Served	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held
William M Lane** DOB: 5/21/50 Trustee, Treasurer, Secretary, Chief Compliance Officer and Anti-Money Laundering Officer	Indefinite Term since 1990	Vice President, Secretary and Chief Compliance Officer, Torray LLC, Bethesda, MD (Oct. 2005-Present); Vice President, Secretary, Treasurer and Chief Compliance Officer, Robert E. Torray & Co. Inc. (Jul. 1984-Oct. 2005); Vice President, Secretary and Chief Compliance Officer, The Torray Corporation (Jan. 1990-Oct. 2005), Vice President, Secretary, Treasurer and Chief Compliance Officer, TEL Corporation (Jun. 2005-Oct. 2005).***	2	None

Wayne H. Shaner** DOB: 8/23/47 Trustee and Chairman of the Board	Indefinite Term since 1993	Managing Partner, Rockledge Partners, LLC, Investment Advisory Firm, Easton, MD (Jan. 2004-present); Vice President of Torray LLC, Bethesda, MD (Jan. 2008-June 2008); Prior to January 1, 2004, Managing Director, Lockheed Martin Investment Management Company, Bethesda, MD.	2	Director, Van Eck Funds New York, NY

Robert E. Torray DOB: 4/10/37 President	Indefinite Term since 2007	Chairman and President, Torray LLC, Bethesda, MD (Oct. 2005-Present); President, Robert E. Torray & Co. Inc. (May 1972-Oct. 2005); President, The Torray Corporation (Jan. 1990-Oct. 2005); Chairman, TEL Corporation (Jun. 2005-Oct. 2005).***	N/A	None

*	All addresses are c/o The Torray Fund, 7501 Wisconsin Avenue, Suite 1100, Bethesda, MD 20814-6523.
**	Mr. Lane, by virtue of his employment with Torray LLC, the Trust’s investment adviser, is considered an “interested person” of the Trust, as that term is defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended. Mr. Shaner, by virtue of his prior employment with Torray LLC, is currently considered an “interested person” of the Trust.
***	Robert E. Torray & Co., The Torray Corporation and TEL Corporation have all been succeeded to by Torray LLC.

The Board has an Audit Committee, a Nominating and Corporate Governance Committee and a Valuation Committee. The Audit Committee and the Nominating and Corporate Governance Committee are each comprised of all of the Board’s Independent Trustees. The Valuation Committee is comprised of at least two of the Board’s Independent Trustees. The Valuation Committee meets quarterly, as needed, in the event that the Fund holds any securities that are subject to fair valuation and it reviews the valuation of such securities on an as needed basis. The Valuation Committee did not meet during the fiscal year ended December 31, 2008. The Audit Committee oversees the Trust’s accounting and financial reporting policies and practices and oversees the quality and objectivity of the Trust’s financial statements and the independent audit thereof. Mr. Moltz serves as chair of the Audit Committee. During the fiscal year ended December 31, 2008, the Audit Committee met two times. The Nominating and Corporate Governance Committee evaluates the qualifications of Board member candidates and makes nominations for Independent Trustee membership on the Board. Ms. Crawford serves as chair of the Nominating and Corporate Governance Committee. The Committee does not generally consider nominees recommended by shareholders. This Committee also oversees the Board governance process and has responsibility for periodically reviewing Board composition, Board compensation, Board committees and related Board process matters relating to Board governance practices. The Nominating and Corporate Governance Committee did not meet during the fiscal year ended December 31, 2008.

For the fiscal year ended December 31, 2008, the dollar range of equity securities owned by each Trustee in the Fund and the Fund Complex is as follows:

Independent Trustees

Name of Trustee	Dollar Range of Equity Securities in the Fund	Aggregate Dollar Range of Equity Securities in All Funds Overseen by Trustee in Family of Investment Companies
Carol T. Crawford	$0	Over $100,000
Bruce C. Ellis	$0	$50,001-$100,000
Robert P. Moltz	Over $100,000	Over $100,000

Interested Trustees

Name of Trustee	Dollar Range of Equity Securities in the Fund	Aggregate Dollar Range of Equity Securities in All Funds Overseen by Trustee in Family of Investment Companies
William M Lane	Over $100,000	Over $100,000
Wayne H. Shaner	$0	$0

The Fund’s Agreement and Declaration of Trust provides that the Fund will indemnify its Trustees and each of its officers against liabilities and expenses incurred in connection with the litigation in which they may be involved because of their offices with the Fund, except if it is determined in the manner specified in the Agreement and Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Fund or that such indemnification would relieve any officer or Trustee of any errors and omissions to the Fund or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties.

The Trustees set their level of compensation, which may be subject to change from time to time. Each of the Trustees who are not officers or employees of Torray LLC receives an annual retainer of $14,000, plus $2,000 for each Trustees’ meeting attended. The Chairman of the Board receives an additional annual retainer of $10,000. The salaries and expenses of each of the Trust’s officers are paid by the Manager. The Trustees do not receive pension or retirement benefits.

The following table exhibits Trustee compensation for the fiscal year ended December 31, 2008.

Name of Trustee	Aggregate Compensation from the Torray Institutional Fund	Total Compensation from the Fund Complex
Carol T. Crawford	$11,000	$22,000
Bruce C. Ellis	$11,000	$22,000
Robert P. Moltz	$11,000	$22,000
Wayne H. Shaner	$8,000	$16,000
William M Lane	$0	$0

As of April 1, 2009, the Trustees, officers, and affiliated persons of the Fund, as a group, owned 57.64% of the outstanding shares of the Fund. Any person owning more than 25% of the voting securities of a fund may be deemed to have effective voting control over the operation of that fund, which would diminish the voting rights of other shareholders.

As of April 1, 2009, the following entities owned beneficially or of record, for their own account or the accounts of their customers, more than 5% of the outstanding shares of the Fund:

Shareholder	# of Shares	% of Fund*
Strafe & Co FBO Robert E. Torray Revocable Trust P.O. Box 160 Westerville, OH 43086	174,060.441	50.98%

Prudential Investment Management Service FBO Mutual Fund Clients Mailstop: NJ 05-11-20 100 Mulberry Street 3 Gateway Center Floor 11 Newark, NJ 07102	76,365.052	22.37%

St. Patrick Church Morris Estate 9401 Biscayne Blvd. Miami Shores, FL 33138-2970	44,999.346	13.18%

National Financial Services LLC For The Exclusive Benefit Of Our Customers One World Financial Center 200 Liberty Street New York, NY 10281	27,358.769	8.01%

*	A party holding in excess of 25% of the outstanding voting securities of a Fund may be deemed to control the Fund based on the substantial ownership interest held and the party’s resultant ability to influence voting on certain matters submitted to shareholders for their consideration and approval.

INVESTMENT MANAGER AND OTHER SERVICES

The Manager

Pursuant to a written management contract (“Management Agreement”) between the Fund and Torray LLC (the “Manager”), subject to such policies as the Trustees of the Fund may determine, the Fund pays the Manager a single comprehensive management fee at the annual rate of 0.85% of the Fund’s average daily net assets, which fee covers all operating expenses of the Fund including the investment advisory and management services provided by the Manager. Under the Management Agreement, the Manager furnishes continuously an investment program for the Fund and makes investment decisions on behalf of the Fund and places all orders for the purchase and sale of portfolio securities subject always to applicable investment objectives, policies and restrictions. The Manager, is a Maryland limited liability company organized in 2005. The Manager is the successor to the Fund’s prior investment adviser, The Torray Corporation.

Pursuant to the Management Agreement and subject to the control of the Trustees, the Manager also manages, supervises and conducts the other affairs and business of the Fund, furnishes office space and equipment, provides bookkeeping and certain clerical services and pays all fees and expenses of the officers of the Fund. As indicated under “Brokerage Services,” the Fund’s portfolio transactions may be placed with brokers which furnish the Manager, without cost, certain research, statistical and quotation services of value to it or its affiliates in advising the Fund or their other clients. In so doing, the Fund may incur greater brokerage commissions than it might otherwise pay.

Pursuant to the Management Agreement, the Manager bears all expenses of the Fund, including, without limitation, fees and expenses of the Trustees, interest charges, taxes, expenses of issue or redemption of shares, fees and expenses of registering and qualifying the shares of the Fund for distribution under federal and state laws and regulations, charges of custodians, auditing and legal expenses, reports to shareholders, expenses of meetings of shareholders, expenses of printing and mailing prospectuses, proxy statements and proxies to existing shareholders, and insurance premiums.

The Management Agreement has been approved by the Trustees of the Fund. Additionally, shareholders last approved the Management Agreement at a meeting held on December 19, 2005. By its terms, the Management Agreement will continue in force from year to year, but only so long as its continuance is approved at least annually by the Trustees at a meeting called for that purpose or by the vote of a majority of the outstanding shares of the Fund. The Management Agreement automatically terminates on assignment, and is terminable upon notice by the Fund. In addition, the Management Agreement may be terminated on not more than 60 days notice by the Manager to the Fund. In the event the Manager ceases to be the Manager of the Fund, the right of the Fund to use the identifying name of “Torray” may be withdrawn.

The table below sets forth the advisory fees paid by the Fund for the fiscal years ended December 31, 2008, 2007 and 2006:

Advisory Fees Paid
2006	2007	2008
$2,242,959	$1,309,803	$274,328

The Management Agreement provides that the Manager shall not be subject to any liability in connection with the performance of its services thereunder in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties.

Robert E. Torray, Fred M. Fialco and Shawn M. Hendon are co-managers of the Fund. The following table lists the number and types of other accounts managed by each individual and assets under management in those accounts as of December 31, 2008:

Portfolio Manager	Other Registered Investment Company Accounts	Assets Managed ($ millions)	Other Pooled Investment Vehicle Accounts	Assets Managed ($ millions)	Other Accounts	Assets Managed ($ millions)	Total Assets Managed* ($ millions)
Robert E. Torray	1	$353	0	$0	5	$125	$496
Fred M. Fialco	1	$353	0	$0	5	$125	$496
Shawn M. Hendon	1	$353	0	$0	5	$125	$496

*	If an account has a co-portfolio manager, the total number of accounts and assets have been allocated to each respective manager. Therefore, some accounts and assets have been counted twice.

As indicated in the table above, portfolio managers at the Manager may manage accounts for multiple clients. The portfolio managers manage other registered investment companies, other types of pooled accounts (such as private investment funds), and separate accounts (i.e., accounts managed on behalf of individuals for public or private institutions). Portfolio managers at the Manager make investment decisions for each account based on the investment objectives and policies and other relevant investment considerations applicable to that portfolio. Because a portfolio manager’s compensation is affected by revenues earned by the Manager, the incentives associated with any given account may be higher or lower than those associated with other accounts. The Manager has adopted and implemented policies and procedures, including brokerage and trade allocation policies and procedures, which it believes address the conflicts associated with managing multiple accounts for multiple clients. The Manager monitors a variety of areas, including compliance with account investment guidelines, the allocation of initial public offerings and other similar investment opportunities, and compliance with the Manager’s Code of Ethics.

Each portfolio manager’s compensation consists of a fixed annual salary, plus additional remuneration based on the overall performance of the Manager for the given time period.

The dollar range of equity securities of the Fund beneficially owned by the Fund’s portfolio managers as of December 31, 2008 is as follows:

Portfolio Manager	Dollar Range of Equity Securities of The Fund Beneficially Owned
Robert E. Torray	Over $1,000,000
Fred M. Fialco	$0
Shawn M. Hendon	$0

Code of Ethics

The Fund and the Manager have adopted a joint Code of Ethics pursuant to Rule 17j-1 under the Investment Company Act of 1940. This Code of Ethics applies to the personal investing activities of trustees, officers and certain employees (“access persons”) of the Fund and the Manager. Rule 17j-1 and the Code of Ethics is designed to prevent unlawful practices in connection with the purchase or sale of securities by access persons. Under the Code of Ethics, access persons are permitted to engage in personal securities transactions, but are required to report their personal securities transactions for monitoring purposes. In addition, certain access persons are required to obtain approval before investing in initial public offerings or private placements. A copy of the Code of Ethics is on file with the SEC, and is available to the public at www.sec.gov.

Other Services

Custodian and Transfer Agent. PFPC Trust Company, 301 Bellevue Parkway, Wilmington, DE 19809, is the custodian for the Fund. PNC Global Investment Servicing Inc., 760 Moore Road, King of Prussia, PA 19406 serves as transfer agent and shareholder servicing agent to the Fund.

Administrator. Pursuant to an Amended and Restated Administration Agreement among the Manager, PNC Global Investment Servicing Inc. (“PNC”) and the Trust, PNC performs certain accounting and administrative services for the Trust including portfolio and general ledger accounting, daily valuation of all portfolio securities, NAV calculation, preparation and coordination of the annual update to the Trust’s registration statement and assisting with various SEC filings. PNC also keeps all books and records with respect to the Fund as it is required to maintain pursuant to Rule 31a-1 of the Investment Company Act of 1940, as amended, monitors the Fund’s status as a regulated investment company under Sub-chapter M of the Internal Revenue Code of 1986, as amended and calculates required tax distributions. PNC received administration and accounting services fees of $34,432, $19,301 and $4,048 for the fiscal years ended December 31, 2006, December 31, 2007 and December 31, 2008, respectively. These fees were paid by the Manager.

Independent Registered Public Accounting Firm. The Fund’s independent registered public accounting firm is Briggs, Bunting & Dougherty, LLP, 1835 Market St., 26th Floor, Philadelphia, PA 191032.

Underwriter. PFPC Distributors, Inc. (the “Underwriter”), located at 760 Moore Road, King of Prussia, Pennsylvania 19406, serves as the principal underwriter of the Fund’s Shares. The Underwriter is a broker-dealer affiliated with the Administrator and acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares.

Fund Counsel. Dechert LLP, 1775 I Street, N.W., Washington, D.C. 20006, serves as counsel to the Trust.

DISTRIBUTIONS

Distributions from Net Investment Income. The Fund pays out substantially all of its net investment income (i.e., dividends, interest it receives from its investments, and short-term gains). It is the present policy of the Fund to declare and pay distributions from net investment income quarterly.

Distributions of Capital Gains. The Fund’s policy is to distribute annually substantially all of the net realized capital gain, if any, after giving effect to any available capital loss carryover. Net realized capital gain is the excess of net realized long-term capital gain over net realized short-term capital loss.

BROKERAGE SERVICES

Transactions on stock exchanges and other agency transactions involve the payment by the Fund of negotiated brokerage commissions. Such commissions vary among different brokers. Also, a particular broker may charge different commissions according to such factors as the difficulty and size of the transaction. There is generally no stated commission in the case of securities traded in the over-the-counter markets but the price paid by the Fund usually includes a dealer commission or mark-up. It is anticipated that most purchases and sales of short-term portfolio securities will be with the issuer or with major dealers in money market instruments acting as principals. In underwritten offerings, the price paid includes a disclosed, fixed commission or discount retained by the underwriter or dealer.

When the Manager places orders for the purchase and sale of portfolio securities for the Fund and buys and sells securities for the Fund, it is anticipated that such transactions will be effected through a number of brokers and dealers. In so doing, the manager intends to use its best efforts to obtain for the Fund the most favorable price and execution available, except to the extent that it may be permitted to pay higher brokerage commissions as described below. In seeking the most favorable price and execution, the manager considers all factors it deems relevant, including, by way of illustration, price, the size of the transaction, the nature of the market for the security, the amount of commission, the timing of the transaction taking into account market prices and trends, the reputation, experience and financial stability of the broker/dealer involved and the quality of service rendered by the broker/dealer in other transactions.

It has for many years been a common practice in the investment advisory business for advisors of investment companies and other institutional investors to receive research, statistical and quotation services from brokers which execute portfolio transactions for the clients of such advisors. Consistent with this practice, the Manager may receive research, statistical and quotation services from brokers with which the Fund’s portfolio transactions are placed. These services, which in some instances could also be purchased for cash, include such matters as general economic and security market reviews, industry and company reviews, evaluations of securities and recommendations as to the purchase and sale of securities. Some of these services may be of value to the Manager in advising various of its clients (including the Fund), although not all of these services are necessarily useful and of value in managing the Fund. The fees paid to the Manager are not reduced because it receives such services.

As permitted by Section 28(e) of the Securities Exchange Act of 1934 and the Management Agreement, the Manager may cause the Fund to pay a broker which provides “brokerage and research services” (as defined in the Act) to the Manager an amount of disclosed commission for effecting a securities transaction for the Fund in excess of the commission which another broker would have charged for effecting that transaction. The authority of the Manager to cause the Fund to pay any such greater commissions is subject to such policies as the Trustees may adopt from time to time.

Under the Investment Company Act, persons affiliated with the Fund are prohibited from dealing with the Fund as a principal in the purchase and sale of securities.

The total brokerage commissions paid for the fiscal years ended December 31, 2006, 2007 and 2008 were $327,629, $229,760 and $38,372, respectively.

DESCRIPTION OF THE FUND’S SHARES

The Trust is organized as a Massachusetts business trust and currently consists of two separate series of shares. Shares of each series of the Trust, including the Fund, consist of an unlimited number of shares, without par value. Under the Trust’s Agreement and Declaration of Trust, the Trustees of the Trust are authorized to divide the interests in the Trust into additional series of shares. Shareholders are entitled to one vote for each full share held and a proportionate fractional vote for any fractional shares held. No share of the Fund shall have any priority or preference over any other share of the Fund with respect to dividends or distributions upon termination of the Trust. Shareholders have no preemptive or other rights to subscribe to any additional shares or other securities issued by the Trust.

REDEMPTION OF SHARES AND DETERMINATION OF NET ASSET VALUE

How to Redeem Shares

The procedures for redemption of Fund shares are summarized in the text of the Prospectus following the caption “Purchasing and Redeeming Shares - How to Redeem Shares.” Redemption requests must be in good order, as defined in the Prospectus. Upon receipt of a redemption request in good order, the shareholder will receive a check equal to the net asset value of the redeemed shares next determined after the redemption request has been received. The Fund will accept redemption requests only on days the New York Stock Exchange (“NYSE”) is open. Proceeds will normally be forwarded on the next day on which the NYSE is open; however, the Fund reserves the right to take up to seven days to make payment if, in the judgment of the Manager, the Fund could be adversely affected by immediate payment. The proceeds of redemption may be more or less than the shareholder’s investment and thus may involve a capital gain or loss for tax purposes. If the shares to be redeemed represent an investment made by check, the Fund reserves the right not to forward the proceeds of the redemption until the check has been collected.

The Fund may suspend the right of redemption and may postpone payment only when the NYSE is closed for other than customary weekends and holidays, or if permitted by the rules of the SEC during periods when trading on the NYSE is restricted or during any emergency which makes it impracticable for the Fund to dispose of its securities or to determine fairly the value of its net assets, or during any other period permitted by order of the SEC.

The Fund reserves the right to redeem shares and mail the proceeds to the shareholder if at any time the net asset value of the shares in the shareholder’s account in the Fund falls below a specified level, currently set at $5,000,000. Shareholders will be notified and will have 30 days to bring the account up to the required level before any redemption action will be taken by the Fund. The Fund also reserves the right to redeem shares in a shareholder’s account in excess of an amount set from time to time by the Trustees. No such limit is presently in effect, but such a limit could be established at any time and could be applicable to existing as well as future shareholders.

How Net Asset Value is Determined

The net asset value per share of the Fund is determined once on each day on which the NYSE is open, as of the close of the NYSE. The Trust expects that the days, other than weekend days, that the NYSE will not be open are New Year’s Day, Martin Luther King, Jr. Day, President’s Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The Fund’s portfolio securities for which market quotations are readily available are valued at market value, which is determined by using the last reported sale price, or, if no sales are reported—and in the case of certain securities traded over-the-counter—the last reported bid price. For Nasdaq traded securities, market value may also be determined on the basis of the Nasdaq Official Closing Price (the “NOCP”) instead of the last reported sales price.

Certain securities and assets of the Fund may be valued at fair value as determined in good faith by the Trustees or by persons acting at their direction pursuant to guidelines established by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of such securities is generally determined as the amount which the Fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. The valuation procedures applied in any specific instance are likely to vary from case to case. However, consideration is generally given to the financial position of the issuer and other fundamental analytical data relating to the investment and to the nature of the restrictions on disposition of the securities (including any registration expenses that might be borne by the Fund in connection with such disposition). In addition, such specific factors are also generally considered as the cost of the investment, the market value of any unrestricted securities of the same class (both at the time of purchase and at the time of valuation), the size of the holding, the prices of any recent transactions or offers with respect to such securities and any available analysts’ reports regarding the issuer.

Generally, trading in U.S. Government Securities is substantially completed each day at various times prior to the close of the Exchange. The value of such securities used for determining the Fund’s net asset value per share is computed as of such times. Occasionally, events affecting the value of such securities may occur between such times and the close of the NYSE which will not be reflected in the computation of the Fund’s net asset value. If events materially affecting the value of the Fund’s securities occur during such period, then these securities will be valued at their fair value as determined in good faith by the Trustees.

TAXES

All dividends and distributions of the Fund, whether received in shares or cash, are taxable to the Fund’s shareholders and must be reported by each shareholder on his federal income tax return. Although a dividend or capital gains distribution received after the purchase of the Fund’s shares reduces the net asset value of the shares by the amount of the dividend or distribution, it will be treated as a distribution, and will be subject to federal income taxes as a dividend, ordinary income or, if properly designated by the Fund, as long-term capital gain. Current law provides for a maximum tax rate for individual taxpayers of 15% on long-term gains from sales and from certain qualifying dividends on corporate stock. These rates are currently scheduled to increase after 2010. These rate reductions do not apply to corporate taxpayers. Distributions of earnings from dividends paid by certain “qualified foreign corporations” can also qualify for the lower tax rates on qualifying dividends. A shareholder will also have to satisfy a more than 60 day holding period with respect to any distributions of qualifying dividends in order to obtain the benefit of the lower tax rate. Distributions of earnings from non-qualifying dividends, interest income, other types of ordinary income and short-term capital gains will be taxed at the ordinary income tax rate applicable to the taxpayer. In general, any gain or loss realized upon a taxable disposition of Fund shares by a shareholder will be treated as long-term capital gain or loss if the shares have been held for more than one year and otherwise as short-term capital gain or loss. However, any loss realized upon a taxable disposition of shares held for six months or less will be treated as long-term capital loss to the extent of any long-term capital gain distributions received by the shareholder with respect to those shares. All or a portion of any loss realized upon a taxable disposition of Fund shares will be disallowed if other Fund shares are purchased by the shareholder within 30 days before or after the disposition.

The Fund intends to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). In order to so qualify, the Fund must, among other things, (a) derive at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, and gains from the sale of stock or securities, or other income derived with respect to its business of investing in such stock or securities; (b) each year distribute at least 90% of its “investment company taxable income,” which, in general, consists of investment income and short-term capital gains; and (c) diversify its holdings so that, at the end of each fiscal quarter (i) at least 50% of the market value of the Fund’s assets is represented by cash, cash items, U.S. Government securities, securities of other regulated investment companies, and other securities, limited in respect of any one issuer to a value not greater than 5% of the value of the Fund’s total assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested in the securities (other than those of the U.S. Government or other regulated investment companies) of any one issuer or of two or more issuers which the Fund controls and which are engaged in the same, similar or related trades or businesses. By so qualifying, the Fund will not be subject to federal income taxes to the extent that its net investment income, net realized short-term capital gains and net realized long-term capital gains are distributed.

In years when the Fund distributes amounts in excess of its earnings and profits, such distributions may be treated in part as a return of capital. A return of capital is not taxable to a shareholder and has the effect of reducing the shareholder’s basis in the shares. The Fund currently has no intention or policy to distribute amounts in excess of its earnings and profits.

Distributions from the Fund will qualify for the dividends-received deduction for corporations to the extent that the Fund’s gross income was derived from qualifying dividends from domestic corporations.

Annually, shareholders will receive information as to the tax status of distributions made by the Fund in each calendar year.

The Fund is required to withhold and remit to the U.S. Treasury 28% of all dividend income earned by any shareholder account for which an incorrect or no taxpayer identification number has been provided or where the Fund is notified that the shareholder has under-reported income in the past (or the shareholder fails to certify that he is not subject to such withholding). In addition, the Fund will be required to withhold and remit to the U.S. Treasury 28% of the amount of the proceeds of any redemption of shares of a shareholder account for which an incorrect or no taxpayer identification number has been provided.

The foregoing relates to federal income taxation of United States citizens or residents. It does not apply to anyone who may be in a special tax situation. Distributions from investment income and capital gains may also be subject to state and local taxes. The Fund is organized as a Massachusetts business trust. Under current law, as long as the Fund qualifies for the federal income tax treatment described above, it is believed that the Fund will not be liable for any income or franchise tax imposed by Massachusetts.

CALCULATION OF RETURN AND PERFORMANCE COMPARISONS

Calculation of Return

Total Return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested immediately rather than paid to the investor in cash. The formula for Total Return used herein includes four steps: (1) adding to the total number of shares purchased by a hypothetical $1,000 investment in the Fund all additional shares which would have been purchased if all dividends and distributions paid or distributed during the period had been immediately reinvested; (2) calculating the value of the hypothetical initial investment of $1,000 as of the end of the period by multiplying the total number of shares owned at the end of the period by the net asset value per share on the last trading day of the period; (3) assuming redemption at the end of the period; and (4) dividing this account value for the hypothetical investor by the initial $1,000 investment.

Average annual total return is the average annual compounded rate of return for periods of one year, five years and ten years, all ended on the last day of a recent calendar quarter. Average annual total return quotations reflect changes in the price of the Fund’s shares and assume that all dividends and capital gains distributions during the respective periods were reinvested in Fund shares. Average annual total return (before taxes) is calculated by computing the average annual compounded rates of return of a hypothetical investment over such periods, according to the following formula (average annual total return is then expressed as a percentage):

P(1+T)n = ERV

Where:

T	=	average annual total return
P	=	a hypothetical initial payment of $1,000
n	=	number of years
ERV	=	ending redeemable value of a hypothetical $1,000 payment made at the beginning of the designated time period.

It should be noted that average annual total return is based on historical performance and is not intended to indicate future performance. Average annual total return for the Fund will vary based on changes in market conditions and the level of the Fund’s expenses.

The average annual total return (after taxes on distributions) will be calculated according to the following formula:

P(1 + T)n = ATVD

Where:

P	=	a hypothetical initial payment of $1,000,
T	=	average annual total return (after taxes on distributions),
n	=	number of years, and
ATVD	=	the ending value of a hypothetical $1,000 payment made at the beginning of the designated time period, after taxes on fund distributions but not after taxes on redemption.

The average annual total return (after taxes on distributions and redemptions) will be calculated according to the following formula:

P(1+T)n = ATVDR

Where:

P	=	a hypothetical initial payment of $1,000,
T	=	average annual total return (after taxes on distributions and redemption),
n	=	number of years, and
ATVDR	=	the ending value of a hypothetical $1,000 payment made at the beginning of the designated time period, after taxes on distributions and redemption.

Performance Comparisons

The Fund may from time to time include its Total Return in information furnished to present or prospective shareholders. The Fund may from time to time also include its Total Return and Yield and the ranking of those performance figures relative to such figures for groups of mutual funds categorized by Lipper Analytical Services, Morningstar, the Investment Company Institute and other similar services as having the same investment objective as the Fund.

PROXY VOTING

The Board of Trustees of the Trust has adopted proxy voting policies and procedures (the “Policy”), pursuant to which the Trustees have delegated proxy voting responsibility to the Manager and adopted the Manager’s proxy voting policy and procedures which are described below. The Trustees will review the Fund’s proxy voting records from time to time and will annually consider approving the Policy for the upcoming year. In the event that a conflict of interest arises between the Fund’s shareholders and the Manager or any of its affiliates or any affiliate of the Fund, the Manager will generally refrain from voting the proxies related to the companies giving rise to such conflict until it consults with the Board of Trustees. A Committee of the Board with responsibility for proxy oversight will instruct the Manager on the appropriate course of action. The Manager generally reviews each matter on a case-by-case basis in order to make a determination of how to vote in a manner that best serves the interests of Fund shareholders. The Manager may abstain from voting from time to time where it determines that the costs associated with voting a proxy outweigh the benefits derived from exercising the right to vote. In addition, the Manager will monitor situations that may result in a conflict of interest between the Fund’s shareholders and the Manager or any of its affiliate or any affiliate of the Fund by maintaining a list of significant existing and prospective corporate clients. Information on how the Fund voted proxies relating to portfolio securities during the 12 month period ended June 30th each year is available (1) without charge, upon request, by calling 1-800-443-3036 and (2) on the SEC’s website at http://www.sec.gov.

DISCLOSURE OF FUND PORTFOLIO HOLDINGS

The Board of Trustees has adopted policies and procedures concerning the public and nonpublic disclosure of the Fund’s portfolio securities. In order to protect the confidentiality of the Fund’s portfolio holdings, information regarding those holdings may not, as a general matter, be disclosed except: (1) to service providers that require such information in the course of performing their duties (such as the Fund’s investment adviser, administrator, custodian, independent public accountants, legal counsel, officers, the Board of Trustees, and each of their respective affiliates) and that are subject to a duty of confidentiality; and (2) pursuant to certain enumerated exceptions. These exceptions include: (1) disclosure of portfolio holdings only after such information has been publicly disclosed; and (2) to third-party vendors, such as

Morningstar, Inc., Lipper Analytical Services, and other financial intermediaries, pursuant to a confidentiality agreement. A complete list of the Fund’s portfolio holdings is publicly available on a quarterly basis through filings made with the SEC on Forms N-CSR and N-Q. The Fund also makes available certain additional information regarding its portfolio holdings on its website, www.torray.com.

Whenever portfolio holdings disclosure made pursuant to the Fund’s procedures involves a conflict of interest between the Fund’s shareholders and the Fund’s Manager or any affiliated person of the Fund, the disclosure may not be made unless a majority of the Trust’s Independent Trustees or a majority of a board committee consisting solely of Independent Trustees approves such disclosure. Neither the Fund nor the Manager may enter into any arrangement providing for the disclosure of non-public portfolio holding information for the receipt of compensation or benefit of any kind.

Any exceptions to the policies and procedures may only be made by the consent of the Trust’s chief compliance officer upon a determination that such disclosure serves a legitimate business purpose and is in the best interests of the Fund and will be reported to the Board at the Board’s next regularly scheduled meeting. Any amendments to the Trust’s policies and procedures must be approved and adopted by the Trust’s Board of Trustees.

FINANCIAL STATEMENTS

The financial statements for the Fund for the year ended December 31, 2008, including notes thereto and the report of Briggs, Bunting & Dougherty, LLP have been filed with the SEC and are incorporated by reference into this Statement of Additional Information.

PART C

OTHER INFORMATION

Item 23.	Exhibits

(a)(1) Agreement and Declaration of Trust originally filed as exhibit (1) to the Registrant’s Initial Registration Statement on Form N-1A dated April 24, 1990, is incorporated by reference to exhibit (1) to Post-Effective Amendment No. 6, electronically filed on April 30, 1996.

(a)(2) Establishment and Designation of a New Series of Beneficial Interest—for The Torray Institutional Fund is incorporated by reference to exhibit (1) to Post-Effective Amendment No. 14, electronically filed on June 28, 2001.

(b) By-Laws originally filed as exhibit (2) to the Registrant’s Initial Registration Statement on Form N-1A dated April 24, 1990, are incorporated by reference to exhibit (2) to Post-Effective Amendment No. 6, electronically filed on April 30, 1996.

(c) Not Applicable

(d)(1) Management Contract between the Registrant and Torray LLC for The Torray Fund dated December 19, 2005 is incorporated by reference to exhibit (d)(1) to Post-Effective Amendment No. 20, electronically filed on April 28, 2006.

(d)(2) Management Contract between the Registrant and Torray LLC for The Torray Institutional Fund dated December 19, 2005 is incorporated by reference to exhibit (d)(2) to Post-Effective Amendment No. 20, electronically filed on April 28, 2006.

(e)(1) Underwriting Agreement between the Registrant and PFPC Distributors, Inc. dated January 1, 2007 is incorporated by reference to exhibit (e) to Post Effective Amendment No. 21, electronically filed on April 27, 2007.

(f) Not Applicable

(g) Amended and Restated Custodian Services Agreement between the Registrant and PFPC Trust Company dated November 30, 2005, is incorporated by reference to exhibit (g) to Post Effective Amendment 22, electronically filed on April 28, 2008.

(h)(1) Amended and Restated Administration Agreement between Registrant and PNC Global Investment Servicing (U.S.) Inc. (formerly PFPC Inc.), dated November 30, 2005 is incorporated by reference to exhibit (h) to Post-Effective Amendment No. 20, electronically filed on April 28, 2006.

(h)(2) Amended and Restated Transfer Agency Services Agreement between the Registrant and PNC Global Investment Servicing (U.S.) Inc. (formerly, PFPC Inc.), dated November 30, 2005, is filed herewith.

(i) Legal Opinion of Dechert is incorporated by reference to exhibit (6) to Post-Effective Amendment No. 14, electronically filed on June 28, 2001.

(j) Consent of Briggs, Bunting & Dougherty, LLP is filed herewith.

(k) Not Applicable

(l) Purchase Agreement between Registrant and Robert E. Torray as filed as exhibit (13) to Pre-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N-1A, filed November 20, 1990, is incorporated by reference to exhibit (13) to Post-Effective Amendment No. 6, as filed on April 30, 1996.

(m) Not Applicable

(n) Not Applicable

(o) Not Applicable

(p)(1) Code of Ethics of the Trust and the Adviser dated February 1, 2005 as amended September 15, 2005, October 7, 2005, and as further amended September 26, 2006, is incorporated by reference to exhibit (p)(1) to Post-Effective Amendment No. 21, as filed on April 27, 2007.

Item 24.	Persons Controlled By or Under Common Control with Registrant

None.

Item 25.	Indemnification

Article VIII of the Registrant’s Agreement and Declaration of Trust, provides in effect that the Registrant will indemnify its officers and Trustees under certain circumstances. However, in accordance with Section 17(h) and 17(i) of the Investment Company Act of 1940 and its own terms, said Agreement and Declaration of Trust does not protect any person against any liability to the Registrant or its shareholders to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties in the conduct of his or her office.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions (or otherwise), the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by Trustees, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such Trustees, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

Indemnification of Registrant’s principal underwriter, custodian and transfer agent against certain losses is provided for in Section 9 of the Underwriting Agreement with PFPC Distributors, LLC incorporated by reference as Exhibit (e)(1) hereto, and Section 12 of the Amended and Restated Custodian Services and Amended and Restated Transfer Agency and Service Agreements, incorporated by reference as Exhibits (g) and (h)(2) hereto, respectively.

Section 9 of the Underwriting Agreement provides as follows:

(a)	The Fund agrees to indemnify and hold harmless PFPC Distributors and its affiliates from all taxes, charges, expenses, assessments, claims and liabilities (including, without limitation, attorneys’ fees and disbursements and liabilities arising under the Securities Laws and any state and foreign securities and blue sky laws) arising directly or indirectly from any action or omission to act which PFPC Distributors takes in connection with the provision of services to the Fund. Neither PFPC Distributors, nor any of its affiliates, shall be indemnified against any liability (or any expenses incident to such liability) caused by PFPC Distributors’ or its affiliates’ own willful misfeasance, bad faith, gross negligence or reckless disregard of its duties and obligations under this Agreement.

(b)	The Fund agrees to indemnify and hold harmless PFPC Distributors, its officers, directors, and employees, and any person who controls PFPC Distributors within the meaning of Section 15 of the 1933 Act, free and harmless (a) from and against any and all claims, costs, expenses (including reasonable attorneys’ fees) losses, damages, charges, payments and liabilities of any sort or kind which PFPC Distributors, its officers, directors, employees or any such controlling person may incur under the 1933 Act, under any other statute, at common law or otherwise, arising out of or based upon: (i) any untrue statement, or alleged untrue statement, of a material fact contained in the Fund’s Registration Statement, Prospectus, Statement of Additional Information, or sales literature (including amendments and supplements thereto), or (ii) any omission, or alleged omission, to state a material fact required to be stated in the Fund’s Registration Statement, Prospectus, Statement of Additional Information or sales literature (including amendments or supplements thereto), necessary to make the statements therein not misleading, provided, however, that insofar as losses, claims, damages, liabilities or expenses arise out of or are based upon any such untrue statement or omission or alleged untrue statement or omission made in reliance on and in conformity with information furnished to the Fund by PFPC Distributors or its affiliated persons for use in the Fund’s Registration Statement, Prospectus, or Statement of Additional Information or sales literature (including amendments or supplements thereto), such indemnification is not applicable; and (b) from and against any and all such claims, demands, liabilities and expenses (including such costs and counsel fees) which you, your officers and directors, or such controlling person, may incur in connection with this Agreement or PFPC Distributors’ performance hereunder (but excluding such claims, demands, liabilities and expenses (including such costs and counsel fees) arising out of or based upon any untrue statement, or alleged untrue statement, of a material fact contained in any Registration Statement or any Prospectus or arising out of or based upon any omission, or alleged omission, to state a material fact required to be stated in either any Registration Statement or any Prospectus or necessary to make the statements in either thereof not misleading), unless such claims, demands, liabilities and expenses (including such costs and counsel fees) arise by reason of PFPC Distributors’ willful misfeasance, bad faith or gross negligence in the performance of PFPC Distributors’ duties hereunder. The Fund acknowledges and agrees that in the event that PFPC Distributors, at the request of the Fund, is required to give indemnification comparable to that set forth in this paragraph to any broker-dealer selling Shares of the Fund or servicing agent servicing the shareholders of the Fund and such broker-dealer or servicing agent shall make a claim for indemnification against PFPC Distributors, PFPC Distributors shall make a similar claim for indemnification against the Fund.

(c)	PFPC Distributors agrees to indemnify and hold harmless the Fund, its several officers and Board Members and each person, if any, who controls a Portfolio within the meaning of Section 15 of the 1933 Act against any and all claims, costs, expenses (including reasonable attorneys’ fees), losses, damages, charges, payments and liabilities of any sort or kind which the Fund, its officers, Board Members or any such controlling person may incur under the 1933 Act, under any other statute, at common law or otherwise, but only to the extent that such liability or expense incurred by the Fund, its officers or Board Members, or any controlling person resulting from such claims or demands arose out of the acquisition of any Shares by any person which may be based upon any untrue statement, or alleged untrue statement, of a material fact contained in the Fund’s Registration Statement, Prospectus or Statement of Additional Information (including amendments and supplements thereto), or any omission, or alleged omission, to state a material fact required to be stated therein or necessary to make the statements therein not misleading, if such statement or omission was made in reliance upon information furnished or confirmed in writing to the Fund by PFPC Distributors or its affiliated persons (as defined in the 1940 Act). The foregoing rights of indemnification shall be in addition to any other rights to which the Fund or any such person shall be entitled to as a matter of law.

(d)	In any case in which one party hereto (the “Indemnifying Party”) may be asked to indemnify or hold the other party hereto (the “Indemnified Party”) harmless, the Indemnified Party will notify the Indemnifying Party promptly after identifying any situation which it believes presents or appears likely to present a claim for indemnification (an “Indemnification Claim”) against the Indemnifying Party, although the failure to do so shall not prevent recovery by the Indemnified Party, and shall keep the Indemnifying Party advised with respect to all developments concerning such situation. The Indemnifying Party shall have the option to defend the Indemnified Party against any Indemnification Claim which may be the subject of this indemnification, and, in the event that the Indemnifying Party so elects, such defense shall be conducted by counsel chosen by the Indemnifying Party and satisfactory to the Indemnified Party, and thereupon the Indemnifying Party shall take over complete defense of the Indemnification Claim and the Indemnified Party shall sustain no further legal or other expenses in respect of such Indemnification Claim. In the event that the Indemnifying Party does not elect to assume the defense of any such suit, or in case the Indemnified Party reasonably does not approve of counsel chosen by the Indemnifying Party, or in case there is a conflict of interest between the Indemnifying Party or the Indemnified Party, the Indemnifying Party will reimburse the Indemnified Party for the fees and expenses of any counsel retained by the Indemnified Party. The Fund agrees promptly to notify PFPC Distributors of the commencement of any litigation or proceedings against the Fund or any of its officers or directors in connection with the issue and sale of any Shares. The Indemnified Party will not confess any Indemnification Claim or make any compromise in any case in which the Indemnifying Party will be asked to provide indemnification, except with the Indemnifying Party’s prior written consent.

Section 12 of the Amended and Restated Custodian Services Agreement provides as follows:

The Fund, on behalf of each Portfolio, agrees to indemnify, defend and hold harmless PFPC Trust and its affiliates, including their respective officers, directors, agents and employees from all taxes, charges, expenses, assessments, claims and liabilities (including, without limitation, attorneys’ fees and disbursements and liabilities arising under the Securities Laws and any state and foreign securities and blue sky laws) arising directly or indirectly from any action or omission to act which PFPC Trust takes in connection with the provision of services to the Fund. Neither PFPC Trust, nor any of its affiliates, shall be indemnified against any liability (or any expenses incident to such liability) caused by PFPC Trust’s or its affiliates’ own willful misfeasance, bad faith, gross negligence or reckless disregard in the performance of PFPC Trust’s activities under this Agreement. The provisions of this Section 12 shall survive termination of this Agreement.

Section 12 of the Amended and Restated Transfer Agency Services Agreement provides as follows:

The Fund agrees to indemnify, defend and hold harmless PFPC Inc. (“PFPC”) and its affiliates, including their respective officers, directors, agents and employees, from all taxes, charges, expenses, assessments, claims and liabilities (including, without limitation, attorneys’ fees and disbursements and liabilities arising under the Securities Laws and any state and foreign securities and blue sky laws) arising directly or indirectly from any action or omission to act which PFPC takes in connection with the provision of services to the Fund. Neither PFPC, nor any of its affiliates, shall be indemnified against any liability (or any expenses incident to such liability) caused by PFPC’s or its affiliates’ own willful misfeasance, bad faith, negligence or reckless disregard in the performance of PFPC’s activities under this Agreement, provided that in the absence of a finding to the contrary the acceptance, processing and/or negotiation of a fraudulent payment for the purchase of Shares shall be presumed not to have been the result of PFPC’s or its affiliates own willful misfeasance, bad faith, negligence or reckless disregard of such duties and obligations under this Agreement. The provisions of this Section 12 shall survive termination of this Agreement.

Item 26.	Business and Other Connections of Investment Advisor

The business and other connection of the officers and directors of Torray LLC are set forth in the Form ADV of Torray LLC (No. 801-8629) as currently on file with the U.S. Securities and Exchange Commission, which is incorporated by reference herein.

Item 27.	Principal Underwriter

(a)	PFPC Distributors, Inc. (“the Underwriter”) is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the FINRA. As of April 5, 2009, the Distributor acted as principal underwriter for the following investment companies:

AFBA 5 Star Funds

Aston Funds

Atlantic Whitehall Funds Trust

BHR Institutional Funds

CRM Mutual Fund Trust

E.I.I. Realty Securities Trust

Fairholme Funds, Inc.

FundVantage Trust

GuideStone Funds

Highland Floating Rate Fund

Highland Floating Rate Advantage Fund

Highland Funds I

IndexIQ Trust

Kalmar Pooled Investment Trust

Matthews International Funds, dba Matthews Asia Funds

The Metropolitan West Funds

New Alternatives Funds

Old Westbury Funds

The RBB Fund, Inc.

Stratton Multi-Cap Fund

Stratton Monthly Dividend REIT Shares, Inc.

The Stratton Funds, Inc.

The Torray Fund

(b)	The Underwriter is a Massachusetts corporation located at 760 Moore Road, King of Prussia, PA 19406. The Distributor is a wholly-owned subsidiary of PNC Global Investment Servicing (U.S.) Inc. an indirect wholly-owned subsidiary of The PNC Financial Services Group, Inc., a publicly traded company.

The following is a list of the directors and executive officers of the Underwriter:

Board of Directors

Name	Position	Effective Date
Nicholas M. Marsini, Jr.	Director	April 26, 2007
Michael DeNofrio	Director	April 26, 2007
Steven Turowski	Director	August 30, 2007
T. Thomas Deck	Director	January 3, 2008
Dennis J. Westley	Director	March 4, 2008

Officers

Name	Position	Effective Date
T. Thomas Deck	President and Chief Executive Officer	January 3, 2008
Bruno DiStefano	Vice President	April 11, 2007
Susan K. Moscaritolo	Vice President, Secretary and Clerk	VP - April 11, 2007 Secretary and Clerk – May 29, 2007
Matthew O. Tierney	Treasurer and Financial Operations Principal, Chief Financial Officer	August 19, 2008
Rita G. Adler	Chief Compliance Officer	April 11, 2007
Jodi L. Jamison	Chief Legal Officer	April 11, 2007
Maria C. Schaffer	Controller and Assistant Treasurer	April 11, 2007
John Munera	Anti-Money Laundering Officer	April 11, 2007
Ronald Berge	Assistant Vice President	April 11, 2007
Scott A. Thornton	Assistant Secretary and Assistant Clerk	May 20, 2008
Dianna A. Stone	Assistant Secretary and Assistant Clerk	November 27, 2007
Mark Pinocci	Vice President	Dec 2, 2008

Item 28.	Location of Accounts and Records

All accounts, books or other documents required to be maintained pursuant to Section 31(a) of the Investment Company Act of 1940 and the rules thereunder are maintained at the offices of the Registrant’s Administrator and Transfer Agent, PNC Global Investment Servicing (U.S.) Inc., 760 Moore Road, King of Prussia, PA 19406 (regulatory administration, transfer agency and shareholder records), the offices of Registrant’s manager, Torray LLC, 7501 Wisconsin Avenue, Suite 1100, Bethesda, MD 20814, at the offices of the Registrant’s Custodian, PFPC Trust Company, 400 Bellevue Parkway, Wilmington, DE 19809 (journals, ledgers, receipts, and brokerage orders), the offices of the Registrant’s Principal Underwriter, PFPC Distributors, Inc., 760 Moore Road, King of Prussia, PA 19406 or at the offices of Dechert LLP, counsel to the Registrant, 1775 I Street, N.W., Washington, D.C. 20006 (minutes books and declaration of trust).

Item 29.	Management Services

Not Applicable.

Item 30.	Undertakings

None.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 23 to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Bethesda and State of Maryland on the 30th day of April, 2009.

The Torray Fund

By	/s/ Robert E. Torray
Robert E. Torray, President

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 23 to the Registration Statement of The Torray Fund has been signed below by the following persons in the capacities and on the date indicated.

Signature	Capacity	Date

/s/ Robert E. Torray	President	April 30, 2009
Robert E. Torray

/s/ William M Lane	Trustee and Treasurer	April 30, 2009
William M Lane

/s/ Robert P. Moltz	Trustee	April 30, 2009
Robert P. Moltz*

/s/ Bruce C. Ellis	Trustee	April 30, 2009
Bruce C. Ellis*

/s/ Wayne H. Shaner	Trustee	April 30, 2009
Wayne H. Shaner*

/s/ Carol T. Crawford	Trustee	April 30, 2009
Carol T. Crawford*

* By:	/s/ William M Lane
William M Lane
Attorney-in-Fact
*	Pursuant to Powers of Attorney as previously filed.

EXHIBIT INDEX

ITEM 23	EXHIBIT
(h)(2)	Amended and Restated Transfer Agency Services Agreement between the Registrant and PNC Global Investment Servicing (U.S.) Inc. (formerly, PFPC Inc.), dated November 30, 2005

(j)	Consent of Briggs, Bunting & Dougherty, LLP